File No. 333-________

As filed on

August 29, 2003

                                  U.S. SECURITIES AND EXCHANGE COMMISSION

                                            Washington, DC 20549

                                                 FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                      Pre-Effective Amendment No. |_|
                                      Post-Effective Amendment No. |_|
                                      (Check appropriate box or boxes)

                                    American Skandia Advisor Funds, INC.

                             (Exact Name of Registrant as Specified in Charter)

                                               (203) 926-1888
                                      (Area Code and Telephone Number)

                                            One Corporate Drive
                                             Shelton, CT 06484
                                  Address of Principal Executive Offices:
                                  (Number, Street, City, State, Zip Code)

                                         Edward P. Macdonald, Esq.
                            Assistant Secretary, American Skandia Advisor Funds, Inc.
                                            One Corporate Drive
                                             Shelton, CT 06484
                                   Name and Address of Agent for Service:
                               (Number and Street) (City) (State) (Zip Code)

                                                 Copies to:

                                         Robert K. Fulton, Esquire
                                   Stradley, Ronon, Stevens  & Young, LLP
                                          2600 One Commerce Square
                                        Philadelphia, PA 19103-7098

                          Approximate Date of Proposed Public Offering: As soon as
                      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the ASAF Neuberger Berman
Mid-Cap Value Fund of American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                      ASAF GABELLI ALL-CAP VALUE FUND
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         IMPORTANT PROXY MATERIALS
                                              PLEASE VOTE NOW

Dear Shareholder:                                                      September     ,2003

I am writing to ask you to vote on an important proposal whereby the assets of  the ASAF Gabelli All-Cap
Value Fund (the "All-Cap Value Fund") would be acquired by the ASAF Neuberger Berman Mid-Cap Value Fund
(the "Mid-Cap Value Fund" and together with the All-Cap Value Fund, the "Funds").  The proposed acquisition is referred to as a merger.  The Funds are each a series of American Skandia Advisor Funds,
Inc. ("ASAF").  A shareholder meeting for the All-Cap Value Fund is scheduled for November 21, 2003. Only shareholders of the All-Cap Value Fund will vote on the acquisition of the All-Cap Value Fund's assets by the Mid-Cap Value Fund.

This package contains information about the proposal and includes materials you will need to vote. The
Board of Directors of ASAF has reviewed the proposal and recommended that it be presented to shareholders of the All-Cap Value Fund for their consideration. Although the Directors have determined that the proposal is in the best interests of shareholders, the final decision is up to you.

If approved, the proposed merger would give you the opportunity to participate in a larger fund with similar investment policies. In addition, shareholders are expected to realize a reduction in both the net and gross annual operating expenses paid on their investment in the combined fund.  The accompanying proxy statement and prospectus includes a detailed description of the proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope. Votes must be received prior to November 21, 2003.

o By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your [12-digit control number] from your proxy card. Follow the instructions found on the web site. Votes must be entered prior to [4 p.m. on November 20, 2003].

o By Telephone. Call [(800) 690-6903] toll free. Enter your [12-digit control number] from your proxy card. Follow the instructions given. Votes must be entered prior to [4 p.m. on November 20, 2003].

If you have any questions before you vote, please call us at           . We are glad to help you
understand the proposal and assist you in voting. Thank you for your participation.

Judy Rice

President

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                      ASAF GABELLI ALL-CAP VALUE FUND
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the ASAF Gabelli All-Cap
Value Fund (the "All-Cap Value Fund") will be held at 100 Mulberry Street, Gateway Center Three, 14th
Floor, Newark, New Jersey 07102, on November 21, 2003, at 11:00 a.m. Eastern Standard Time, for the
following purposes:

1. For shareholders of the All-Cap Value Fund, to approve or disapprove a Plan of Reorganization under which the All-Cap Value Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the ASAF Neuberger Berman Mid-Cap Value Fund (the "Mid-Cap Value Fund"). In connection with this proposed transfer, each whole and fractional share of each class of the All-Cap Value Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of the Mid-Cap Value
Fund and outstanding shares of the All-Cap Value Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the
Meeting.

The Board of Directors of American Skandia Advisor Funds, Inc., on behalf of the All-Cap Value Fund, has fixed the close of business on September 19, 2003 as the record date for the determination of the shareholders of the All-Cap Value Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Marguerite E. H. Morrison

 Secretary

Dated: September  , 2003

                                         prospectus/proxy statement
                                             TABLE OF CONTENTS

                                                                                                               Page
Cover Page.................................................................................................   Cover
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting....................................................................................................................................
Comparisons of Some Important Features of the Funds........................................................
         Investment objectives and policies of the Funds...................................................
         Risks of investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the Managed Index Fund shares..................................................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF Neuberger Berman Mid-Cap Value Fund
         and the ASAF Gabelli All-Cap Value Fund dated March 1, 2003 ...................................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders dated
         October 31, 2002 ..............................................................................(enclosed)

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         PROSPECTUS/PROXY STATEMENT
                                          Dated September __, 2003

                      Acquisition of the Assets of the ASAF Gabelli All-Cap Value Fund

               By and in exchange for shares of the ASAF Neuberger Berman Mid-Cap Value Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting")
of shareholders  the ASAF Gabelli All-Cap Value Fund (the "All-Cap Value Fund") of American  Skandia Advisor
Funds,  Inc. (the "Company")  called by the Company to approve or disapprove a Plan of  Reorganization  (the
"Plan").  If  shareholders  of the All-Cap Value Fund vote to approve the Plan,  you will receive  shares of the ASAF  Neuberger  Berman  Mid-Cap  Value Fund (the  "Mid-Cap  Value Fund" and,  together with the All-Cap
Value Fund,  the "Funds") of the Company  equal in value to your  investment  in shares of the All-Cap Value
Fund as provided in the Plan and  described at greater  length  below.  The All-Cap  Value Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,  Newark,  New
Jersey  07102 on November  21, 2003 at 11:00 a.m.  Eastern  standard  time.  The Board of  Directors  of the
Company is soliciting  these proxies on behalf of the All-Cap Value Fund.  This  Prospectus/Proxy  Statement
will first be sent to shareholders on or about __________, 2003.

         The  investment  objective  of both the Mid-Cap  Value Fund and the  All-Cap  Value Fund is to seek capital growth.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and issuance of shares of the Mid-Cap  Value Fund that you should know before  investing.  You should  retain it for future reference.  Additional  information about the Mid-Cap Value Fund and the proposed  reorganization has been filed  with the  Securities  and  Exchange  Commission  ("SEC")  and can be found in the  following documents:

|_|      The  Prospectus  for the Funds dated March 1, 2003 is enclosed  with and  considered a part of this
     Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  (SAI)  relating to this  Prospectus/Proxy  Statement  dated
     March 1, 2003 has been filed with the SEC and is incorporated  by reference into this  Prospectus/Proxy
     Statement.

         You may  request  a free  copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other documents  related to the Company without charge by calling  1-800-752-6342  or by writing to the Company at the above address.

         The SEC has not  approved or  disapproved  these  securities  or passed  upon the  adequacy of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not  deposits or  obligations  of, or  guaranteed  or endorsed by, any bank, and are not  insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.
Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the
Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the  All-Cap  Value  Fund and the  Mid-Cap  Value  Fund of the  Company  into a single  Fund.  If shareholders  of the All-Cap Value Fund vote to approve the Plan,  the assets of the All-Cap Value Fund will be  transferred  to the Mid-Cap Value Fund in exchange for a then equal value of shares of the Mid-Cap Value
Fund.  Shareholders  will have their shares of the All-Cap  Value Fund  exchanged for the Mid-Cap Value Fund shares of equal dollar  value based upon the values of the shares at the time the All-Cap  Value Fund assets are  transferred to the Mid-Cap Value Fund.  The All-Cap Value Fund will be liquidated  and  dissolved.  The proposed  reorganization  is referred  to in this  Prospectus/Proxy  Statement  as the  "Transaction."  As a
result of the  Transaction,  you will cease to be a shareholder  of the All-Cap Value Fund and will become a shareholder of the Mid-Cap Value Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the  Company has  determined  that the  Transaction  is in the best  interests  of the  shareholders  of the
All-Cap Value Fund and the Mid-Cap  Value Fund,  and also  concluded  that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of  Directors  of the  Company,  on behalf of both the All-Cap  Value Fund and the  Mid-Cap  Value
Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the All-Cap  Value Fund at the close of business on  September  19,
2003 (the  "Record  Date")  will be entitled  to vote at the  Meeting,  and will be entitled to one vote for each full share and a fractional  vote for each  fractional  share that they hold. The  affirmative  vote of the holders of a majority of the total number of shares of the All-Cap Value Fund  outstanding  and entitled to vote is necessary to approve the Transaction.

         Please vote your shares as soon as you receive  this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the  enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these  methods,  your votes will be  officially  cast at the Meeting by persons  appointed as proxies.

         You can  revoke or  change  your  voting  instructions  at any time  until the vote is taken at the
Meeting.  For  more  details  about  shareholder  voting,  see  the  "Voting  Information"  section  of this
Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This section  describes the  investment  objectives  and policies of the All-Cap Value Fund and the
Mid-Cap  Value  Fund  and the  differences  between  them.  For a  complete  description  of the  investment policies  and risks of the  Mid-Cap  Value  Fund,  you  should  read the  Prospectus  for the Funds  that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Funds are identical - to seek capital  growth.  The Mid-Cap Value
Fund  invests  primarily in equity  securities  of mid-cap  value  companies,  while the All-Cap  Value Fund invests in equity  securities of companies of all sizes.  Both Funds take a value  approach to investing and primarily  invest in securities  that are believed to be selling at prices lower than what they are actually worth.

         The All-Cap Value Fund will primarily  invest in readily  marketable  equity  securities  including common  stocks,  preferred  stocks and  securities  that may be converted at a later time into common stock.
The Fund may  invest in the  securities  of  companies  of all sizes,  and may  emphasize  either  larger or smaller companies at a given time based on the Fund's  sub-advisor's  assessment of particular companies and market  conditions.  In making stock  selections,  the Fund  strives to earn a 10% real rate of return.  The
Fund  focuses on  companies  that  appear  underpriced  relative  to the value  that the Fund's  sub-advisor believes  informed  investors  would be willing to pay for the  company.  The Fund's  sub-advisor  considers factors such as price, earnings  expectations,  earnings and price histories,  balance sheet characteristics and perceived  management  skills.  The Fund's  sub-advisor also considers changes in economic and political outlooks  as  well as  individual  corporate  developments.  The  Fund's  sub-advisor  will  sell  any  Fund investments that lose their perceived value relative to other investments.

         The Mid-Cap Value Fund will invest,  under normal  circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  Companies with equity market  capitalizations that fall within the range of the Russell  Midcap(R)Index at the time of  investment  are  considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's assets may be invested in the  securities  of large-cap  companies as well as in small-cap  companies.  The Fund seeks to reduce risk by diversifying  among many companies and industries.  Under  the  Fund's  value-oriented  investment  approach,  the  Fund's  sub-advisor  looks  for well-managed  companies  whose stock prices are  undervalued and that may rise in price when other investors realize  their worth.  Factors  that the Fund's  sub-advisor  may use to identify  these  companies  include strong fundamentals,  such as a low price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle. The Fund's  sub-advisor may also look for other  characteristics  in a  company,  such as a strong  position  relative  to  competitors,  a high level of stock  ownership  among management,  or a recent sharp  decline in stock price that appears to be the result of a short-term  market overreaction to negative news. The Fund's  sub-advisor  generally  considers selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

         Diversification

         Both  Funds are  diversified  funds.  This  means  that,  with  respect to 75% of the value of each
Fund's  total  assets,  each Fund  invests in cash,  cash items,  obligations  of the U.S.  Government,  its agencies or  instrumentalities,  securities of other investment companies and "other securities." The "other securities"  are  subject  to the  requirement  that not more  than 5% of total  assets  of the Fund will be invested in the  securities  of a single  issuer and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities.
         The Funds may not purchase the  securities  of any issuer if, as a result,  a Fund would fail to be a diversified  company  within the meaning of the  Investment  Company Act of 1940, as amended  ("Investment
Company Act") and the rules and regulations promulgated thereunder.

         Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets except as permitted under the  Investment  Company Act,  the rules and  regulations  promulgated  thereunder,  or under any  exemptive order, SEC release, no-action letter or similar relief or interpretations.
         Lending

         Both Funds may lend assets to  brokers,  dealers and  financial  institutions.  Both Funds may make loans,  including  through  loans  of  assets  of  the  Fund,  repurchase  agreements,  trade  claims,  loan participations  or similar  investments,  as permitted by the  Investment  Company Act. For purposes of this limitation  and consistent  with the Fund's  investment  objective,  the  acquisition of bonds,  debentures, other debt  securities or  instruments,  or  participations  or other  interests  therein and investments in government  obligations,  commercial  paper,  certificates of deposit,  bankers'  acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.
         Illiquid Securities

         Both Funds may invest in illiquid  securities,  including those without a readily  available market and repurchase  agreements with maturities  longer than seven days. Both Funds may hold up to 15% of its net assets in illiquid securities.
         Temporary Defensive Investments

         Although each Fund normally  invest assets  according to its investment  strategy,  there are times when a Fund may  temporarily  invest up to 100% of its assets in money  market  instruments  in  response to adverse market, economic or political conditions.
         For more  information  about the risks and  restrictions  associated with these  policies,  see the
Funds'  Prospectus,  and for a more detailed  discussion of the Funds'  investments,  see the  Statements of
Additional Information, all of which are incorporated into this Proxy Statement by reference.
         Derivative Strategies

         Both Funds may use certain  derivative  strategies to try to improve the Fund's  returns or hedging techniques to try to protect its assets.  Derivatives,  such as futures,  options,  foreign currency forward contracts,  options on futures and swaps,  involve costs and can be volatile.  With derivatives,  the Fund's sub-advisor is trying to predict  whether the underlying  investment-- a security,  market index,  currency, interest  rate or some other asset,  rate or index--  will go up or down at some future date.  Each Fund may use  derivatives  to try to reduce  risk or to increase  return,  taking  into  account  the Fund's  overall investment  objective.  The  Funds  cannot  guarantee  these  derivative  strategies  will  work,  that  the instruments  necessary  to  implement  these  strategies  will be  available or that the Funds will not lose money.  While the  Mid-Cap  Value Fund will not enter into  futures  contracts  or related  options,  it may utilize  other  derivative  strategies  such as other  types of option  transactions  and  foreign  currency forward contracts.
         Foreign Securities
         Both Funds may invest in foreign  securities.  The  All-Cap  Value Fund may invest up to 25% of its total assets in  securities  of non-U.S.  issuers.  The Mid-Cap Value Fund may invest up to 10% of its total assets in securities  denominated in foreign currencies,  but may invest without limitation in securities of foreign  companies that are  denominated in U.S.  dollars.  Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  While investments in foreign  securities can reduce risk by providing further  diversification,  such investments  involve  "sovereign risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign  risks includes local political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency  blockage  (which would prevent cash from being brought back to the United  States).
Compared to United States  issuers,  there is generally less publicly  available  information  about foreign issuers and there may be less  governmental  regulation and supervision of foreign stock exchanges,  brokers and listed  companies.  Foreign  issuers  are not  generally  subject to uniform  accounting,  auditing  and financial  reporting  standards,  practices  and  requirements  comparable  to those  applicable to domestic issuers.  In some countries,  there may also be the possibility of expropriation  or confiscatory  taxation, difficulty in enforcing  contractual and other  obligations,  political or social instability or revolution, or diplomatic  developments  that could affect  investments in those  countries.  Securities of some foreign issuers  are less  liquid  and their  prices  are more  volatile  than  securities  of  comparable  domestic issuers.  Further,  it may be more  difficult  for the Company's  agents to keep  currently  informed  about corporate  actions and decisions that may affect the price of portfolio  securities.  Brokerage  commissions on foreign  securities  exchanges,  which may be fixed, may be higher than in the United States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United  States, which could affect the liquidity of investments.

         Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.
         Federal Income Tax Considerations

         Each  Fund is  treated  as a  separate  entity  for  federal  income  tax  purposes.  Each Fund has qualified  and elected or intends to qualify  and elect to be treated as a  "regulated  investment  company"
under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among  other  things,  (a)
derive at least 90% of its gross income from  dividends,  interest,  payments with respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock,  securities  or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities or foreign currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable  year,  (i) at least 50% of the value of the
Fund's total assets is represented by cash,  cash items,  U.S.  Government  securities,  securities of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater  than 5% of the Fund's  total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total  assets is invested in the  securities  of any one issuer (other than U.S. Government  securities or securities of other regulated  investment  companies).
As a regulated  investment  company,  a Fund (as opposed to its shareholders) will not be subject to federal income  taxes on the net  investment  income  and  capital  gain that it  distributes  to its  shareholders, provided that at least 90% of its net investment  income and realized net short-term  capital gain in excess of net  long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The  Transaction  may entail various tax  consequences  which are discussed  under the caption "Tax
Consequences of the Transaction."

Risks of investing in the Funds

         Like all  investments,  an  investment  in either Fund involves  risk.  There is no assurance  that either of the Funds will meet its  investment  objective.  As with any fund  investing  primarily  in equity securities,  the value of the  securities  held by a Fund may decline.  Stocks can decline for many reasons, including reasons related to the particular  company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital  growth  fund is subject  depends in part on the size of the  companies in which the  particular  fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities of larger  companies,  in part because they may have limited product lines, market or financial  resources.  Overall,  the Funds are exposed to similar risks in that the
Mid-Cap Value Fund invests primarily in  medium-capitalization  companies and the All-Cap Value Fund invests in equity securities  without regard to  capitalization,  and may include large,  medium and small companies at the same time.  However,  because the investment  policies of the All-Cap Value Fund offer the ability to invest in companies  of all sizes,  the All-Cap  Value Fund could be subject to somewhat  less risk than the
Mid-Cap Value Fund when  emphasizing  investments  in large-cap  equity  securities and subject to a greater level of risk than the Mid-Cap Value Fund when  emphasizing  investments  in securities of small  companies.
Further,  value stocks are believed to be selling at prices lower than what they are actually  worth,  while growth  stocks are those of companies  that are expected to grow at  above-average  rates.  Value  investing historically  has involved less risk than  investing in growth  companies,  although this will not always be the case.  The stocks  purchased by a value fund may remain  undervalued  during a short or extended  period of time.  This may happen  because value stocks as a category lose favor with  investors  compared to growth stocks,  or because of a failure to  anticipate  which stocks or  industries  would  benefit  from  changing market  or  economic  conditions.  Both the  All-Cap  Value  Fund and the  Mid-Cap  Value  Fund take a value approach to investing.

Management of the Company and the Funds

         American Skandia Investment Services,  Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,
and Prudential  Investments  LLC ("PI"),  Gateway Center Three,  100 Mulberry  Street,  Newark,  New Jersey,
serve as co-managers (each an "Investment  Manager" and together the "Investment  Managers")  pursuant to an investment  management  agreement  with the  Company  on behalf of each Fund (the  "Management  Agreement").
Under the  Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight of ASISI's investment management  responsibilities  with respect to the Company.  Pursuant to the Management Agreement,
the  Investment  Managers will jointly  administer  each Fund's  business  affairs and supervise each Fund's investments.  Subject to approval by the Board of Directors,  the Investment  Managers may select and employ one or more sub-advisors for a Fund, who will have primary  responsibility  for determining what investments the Fund will  purchase,  retain and sell.  Also  subject to the  approval  of the Board of  Directors,  the
Investment  Managers may  reallocate a Fund's assets among  sub-advisors  including  (to the extent  legally permissible) affiliated sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption  from the SEC that  permits an  Investment  Manager to change sub-advisors  for a Fund and to enter  into  new  sub-advisory  agreements,  without  obtaining  shareholder approval  of the  changes.  Any such  sub-advisor  change  would  continue  to be subject to approval by the
Board of  Directors  of the  Company.  This  exemption  (which is  similar  to  exemptions  granted to other investment  companies  that are operated in a similar  manner as the Company) is intended to facilitate  the efficient  supervision and management of the  sub-advisors  by the Investment  Managers and the Directors of the Company.

         The Investment  Managers  currently engage the following  sub-advisors to manage the investments of each Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment guidelines  established  by the  Investment  Managers.  Each  sub-advisor  is  responsible,  subject  to the supervision and control of the Investment  Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         GAMCO Investors,  Inc. ("GAMCO"),  with principal offices located at One Corporate Center, Rye, New
York  10580-1434,  serves as  Sub-advisor  to the All-Cap  Value Fund.  GAMCO  managed  approximately  $9.97 billion in assets as of December  31, 2002 and is a  wholly-owned  subsidiary  of Gabelli  Asset  Management
Inc. Mario J. Gabelli,  CFA, is primarily  responsible  for the  day-to-day  management of the All-Cap Value
Fund.  Mr.  Gabelli has managed the All-Cap Value Fund since its inception in September,  2000.  Mr. Gabelli has been  Chief  Executive  Officer  and Chief  Investment  Officer of GAMCO and its  predecessor  since the predecessor's inception in 1978.

         Neuberger Berman Management Inc. ("NB Management"),  605 Third Avenue,  New York, NY 10158,  serves as  sub-advisor  for the Mid-Cap Value Fund. NB Management  and its  predecessor  firms have  specialized in the management of mutual funds since 1950.  Neuberger Berman, LLC ("Neuberger  Berman"),  an affiliate of NB
Management,  acts as a principal  broker in the purchase and sale of portfolio  securities for the Funds for which it serves as  Sub-advisor,  and provides NB Management  with certain  assistance in the  management of the Funds without added cost to the Funds or ASISI.  Neuberger Berman and its affiliates  manage  securities accounts,  including mutual funds, that had  approximately  $56.1 billion of assets as of December 31, 2002.
The  portfolio  manager  responsible  for the  day-to-day  management  of the  Mid-Cap  Value Fund is Andrew
Wellington.  Mr.  Wellington  has been  managing the Fund since May 2003.  Mr.  Wellington  has been with NB
Management since 2001, where he is currently a Managing  Director and a Portfolio  Manager.  From 2000 until
2001, Mr.  Wellington  served as a Portfolio  Manager at Pzena Investment  Management  ("Pzena").  From 1996
until 1999, he served as a Senior Research Analyst at Pzena.

         The Funds have  comparable fee  arrangements.  Under the  Management  Agreement with respect to the
All-Cap Value Fund,  the Fund is obligated to pay ASISI an annual  investment  management  fee equal to .95%
of its average  daily net assets.  Similarly,  under the  Management  Agreement  with respect to the Mid-Cap
Value Fund,  the Fund is obligated to pay ASISI an annual  investment  management  fee equal to 0.90% of its average daily net assets.  ASISI pays GAMCO and NB Management a sub-advisory fee for  sub-advisory  services for the All-Cap  Value Fund and the Mid-Cap Value Fund,  respectively.  ASISI pays these  sub-advisory  fees at no additional costs to the Funds.  Under the current  sub-advisory  agreement for the All-Cap Value Fund,
ASISI pays GAMCO an annual  sub-advisory  fee equal to the  following  percentages  of the combined  average daily net assets of the All-Cap  Value Fund and the series of American  Skandia Trust that is managed by the sub-advisor and identified by the  sub-advisor  and the Investment  Managers as being similar to the All-Cap
Value Fund:  0.50% of the portion of the combined  average  daily net assets not in excess of $500  million;
plus 0.40% of the  portion in excess of $500  million.  GAMCO has  voluntarily  agreed to waive a portion of its fee so that the following fee schedule  based on combined  assets is in effect:  0.40% of the portion of combined  average  daily net assets not in excess of $500  million;  plus 0.35% of the  portion of  combined assets  over $500  million but not in excess of $1  billion;  plus 0.30% of the  portion of combined  assets over $1 billion.  Under the  current  sub-advisory  agreement  for the  Mid-Cap  Value  Fund,  ASISI pays NB
Management  an  annual  sub-advisory  fee  equal  to  0.40% of the  Fund's  average  daily  net  assets.  NB
Management  has  voluntarily  agreed to waive a portion of its fee so that the following fee schedule  based on the combined  average  daily net assets of the Mid-Cap  Value Fund,  the ASAF  Neuberger  Berman  Mid-Cap
Growth Fund and the series of American  Skandia Trust that are managed by the  sub-advisor and identified by the  sub-advisor  and  Investment  Managers as being similar to the Fund and ASAF  Neuberger  Berman Mid-Cap
Growth Fund is in effect:  0.40% of the portion of the  combined  average  daily net assets not in excess of
$1  billion;  plus  0.35% of the  portion  over $1  billion.  Voluntary  fee  waivers  may be revoked by the sub-advisor at any time.

         Because the Investment  Management fee rates  currently paid to ASISI by the All-Cap Value Fund are greater than the fee rates paid by the Mid-Cap  Value Fund,  former  shareholders  of the All-Cap Value Fund will pay a lesser  investment  advisory fee rate after becoming  shareholders of the Mid-Cap Value Fund upon completion of the Transaction.

Distribution Plan

         The Company  adopted a Distribution  and Service Plan  (commonly  known as a "12b-1 Plan") for each class of shares to compensate the Funds'  distributor for its services and costs in distributing  shares and servicing  shareholder  accounts.  Under the  Distribution  and Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the Fund's average daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  each Fund pays the  distributor  1.00% of the Fund's  average  daily net assets  attributable  to the  relevant  Class of shares.  Because  these fees are paid out of the Funds'
assets on an ongoing  basis,  these fees may, over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor  uses  distribution  and service fees received  under each 12b-1 Plan to compensate  qualified  dealers for services  provided in connection  with the sale of shares and the  maintenance of shareholder  accounts.  The distributor has assigned its right to receive distribution and service fees under the Class B and X 12b-1 Plans to a third party.

Valuation

         The net asset value  ("NAV") per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE  (which  is  normally  4:00 p.m.  Eastern  Time) on each  business  day by dividing the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances where market quotations are not readily available or where market  quotations  for a particular  security or asset are believed to be incorrect,  securities  and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for  each  Fund  are  identical.  The  offering  price is the NAV plus any initial  sales  charge  that  applies.  Class A shares are sold at NAV plus an  initial  sales  charge  that varies  depending  on the amount of your  investment.  Class B shares  are sold at NAV per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the offering  price.  If Class C shares are redeemed  within 12 months of the first  business day of calendar  month of their  purchase,  a CDSC of 1.0%
will be  deducted  from the  redemption  proceeds.  Class X  shares  are sold at NAV per  share  without  an initial  sales  charge.  In  addition,  investors  purchasing  Class X  shares  will  receive,  as a  bonus,
additional shares having a value equal to 2.50% of the amount invested.         Although  Class X shares are
sold without an initial sales charge,  if Class X shares are redeemed  within 8 years of their  purchase,  a
CDSC will be deducted from the redemption proceeds.

         The  redemption  policies  for each Fund are  identical.  Your  shares will be sold at the next NAV determined  after your order to sell is received,  less any  applicable  CDSC  imposed.  Refer to the Funds'
Prospectus for more information regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other Funds at NAV per share at the time of exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase  of  shares  of  another  Fund.  Shares  are  normally  redeemed  and  purchased  in  the  exchange transaction on the business day on which the Transfer  Agent receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income and capital gains to shareholder  each year.  Each Fund will declare dividends, if any, annually.
Fees and expenses

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Mid-Cap Value Fund after the Transaction.

         Class A Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class A       Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               1.85%              1.85%                1.85%

Class B Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class B       Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               2.35%              2.35%                2.35%

         Class C Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class C       Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               2.35%              2.35%                2.35%

         Class X Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class X       Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               2.35%              2.35%                2.35%
1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial sales charge (load)
will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional  discussion of the Class A CDSC, see this  Prospectus  under
"How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of  redemption  proceeds.  For an  additional  discussion of wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you  redeem  some or all of your  shares  before the end of the  seventh  (in the case of Class B shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%, 5%,
4%,  3%,  2%,  2% and 1%  for  redemptions  of  Class  B  shares  occurring  in  years  one  through  seven, respectively.  The CDSC is 6%, 5%, 4%, 4%,  3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these  periods.  If you purchase Class
C shares,  you may pay an initial  sales  charge of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the calendar  month of purchase.  For a discussion  of the Class B,
X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual  funds,  and the cost of investing in the Mid-Cap Value Fund after the
Transaction.  They assume  that you invest  $10,000,  that you  receive a 5% return each year,  and that the
Funds' total operating  expenses remain the same.  Although your actual costs may be higher or lower,  based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   752           1,213           1,700           3,035
Mid-Cap Value Fund                                   752           1,163           1,598           2,802
Mid-Cap Value Fund                                   752           1,165           1,602           2,812
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   838           1,228           1,643           2,985
Mid-Cap Value Fund                                   838           1,175           1,538           2,748
Mid-Cap Value Fund                                   838           1,177           1,542           2,758
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   436           919             1,529           3,174
Mid-Cap Value Fund                                   436           867             1,424           2,942
Mid-Cap Value Fund                                   436           869             1,428           2,951
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   844           1,248           1,780           3,182
Mid-Cap Value Fund                                   844           1,194           1,671           2,942
Mid-Cap Value Fund                                   844           1,196           1,675           2,951
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   752           1,213           1,700           3,035
Mid-Cap Value Fund                                   752           1,163           1,598           2,802
Mid-Cap Value Fund                                   752           1,165           1,602           2,812
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   238           828             1,443           2,985
Mid-Cap Value Fund                                   238           775             1,338           2,748
Mid-Cap Value Fund                                   238           777             1,342           2,758
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   336           919             1,529           3,174
Mid-Cap Value Fund                                   336           867             1,424           2,942
Mid-Cap Value Fund                                   336           869             1,428           2,951
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   244           848             1,480           3,182
Mid-Cap Value Fund                                   244           794             1,371           2,942
Mid-Cap Value Fund                                   244           796             1,375           2,951
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares  of each Fund for each full  calendar year the Fund has been in  operation.  The first  table below each bar chart shows each such Fund's best and worst  quarters  during the periods  included in the bar chart.  The second  table shows the average  annual total  returns  before  taxes  for each  Class of each  Fund for 2002 and  since  inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information  may help  provide an  indication  of each  Fund's  risks by  showing  changes in performance  from  year  to year  and by  comparing  the  Fund's  performance  with  that  of a  broad-based securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would
be  lower  if  they  did.  All  figures  assume  reinvestment  of  dividends.   Past  performance  does  not
necessarily indicate how a Fund will perform in the future.

ASAF GABELLI ALL-CAP VALUE FUND

0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-0.49%
-20.85%
2001
2002

BEST QUARTER	WORST QUARTER
Up 10.69%, 4th Quarter 2002	Down 16.67%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-25.37%	-11.57%	N/A
Return After Taxes on Distributions	-25.37%	-11.61%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-15.58%	-9.11%	N/A
Class B			
Return Before Taxes	-27.26%	-11.74%	N/A
Class C			
Return Before Taxes	-23.04%	-10.11%	N/A
Class X			
Return Before Taxes	-25.21%	-10.73%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-19.69%	N/A

* Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
14.94%
25.92%
-2.69%
-10.74%
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.99%, 2nd Quarter 1999	Down 14.64%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-15.85%	5.97%	N/A
Return After Taxes on Distributions	-15.85%	5.91%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-9.73%	4.76%	N/A
Class B			
Return Before Taxes	-17.17%	6.52%	N/A
Class C			
Return Before Taxes	-13.07%	6.67%	N/A
Class X			
Return Before Taxes	-14.97%	6.92%	N/A
Index			
Standard & Poor's 400 Index	-14.53%	11.53%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

REASONS FOR THE TRANSACTION

         The  Directors,  including  all of the Directors  who are not  "interested  persons" of the Company
(the  "Independent  Directors")  have  unanimously  determined  that  the  Transaction  would be in the best interests of the  shareholders  of All-Cap  Value and the Mid-Cap  Value Funds and that the interests of the shareholders  of  All-Cap  Value  and the  Mid-Cap  Value  Funds  would  not be  diluted  as a result of the
Transaction.  At a  meeting  held on July 25,  2003,  the  Board  considered  a number  of  factors  that it believes benefits the shareholders of All-Cap Value Fund, including the following:
o the compatibility of the Funds' investment objectives, policies and restrictions;
o the  relative  past and  current  growth in assets  and  investment  performance  of the Funds and  future prospects for Mid-Cap Value Fund;
o the relative expense ratios of the Funds;
o the tax consequences of the merger; and
o the  relative  size of the  All-Cap  Value  Fund and the lack of growth in the  assets  and the  number of shareholders of All-Cap Value Fund.
         At the July 25 meeting,  PI and ASISI  recommended  the merger to the Board.  In  recommending  the merger, the Investment Manager advised the Board that the Funds have identical  investment  objectives,  and similar  policies  and  investment  portfolios.  Further,  PI advised that while the strategy of the All-Cap
Value Fund allows for  investments  in equity  securities of companies of all sizes,  since its inception is
September,  2000 the All-Cap Value Fund has settled into the  mid/large-cap  value fund category.  Thus, the risk  exposure to each of the Funds is also  substantially  similar.  The  Investment  Managers  advised the
Board that as of March 31, 2003,  the All-Cap Value Fund had assets of  approximately  $71 million while the
Mid-Cap  Value Fund had assets of  approximately  $192.5  million,  and the All-Cap  Value Fund had a higher
cost  structure  and  higher  gross  annual  operating   expenses   compared  to  the  Mid-Cap  Value  Fund.
Accordingly,  by merging the Funds,  All-Cap Value  shareholders  would enjoy a greater asset base and lower cost structure.  The Board  considered  that if the merger is approved,  shareholders of All-Cap Value Fund, regardless  of the class of shares  they own,  should  realize a  reduction  in the gross  annual  operating expenses (that is, without any waivers or reimbursements) paid on their investment.
         The Board,  including a majority  of the  Independent  Directors,  unanimously  concluded  that the
Transaction  is in the best  interests of the  shareholders  of the All-Cap Value Fund and the Mid-Cap Value
Fund and that no  dilution  of value  would  result to the  shareholders  of the  All-Cap  Value Fund or the
Mid-Cap Value Fund from the  Transaction.  Consequently,  the Board approved the Plan and  recommended  that shareholders of the All-Cap Value Fund vote to approve the Transaction.

         For the reasons  discussed above, the Board of Directors  unanimously  recommends that you vote For the Plan.

         If  shareholders  of the All-Cap Value Fund do not approve the Plan,  the Board will consider other possible  courses of action for the All-Cap  Value  Fund,  including,  among  others,  consolidation  of the
All-Cap Value Fund with one or more Funds of the Company  other than the Mid-Cap Value Fund or  unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If shareholders  of the All-Cap Value Fund approve the Plan, the Transaction  will take place after various  conditions  are  satisfied by the Company on behalf of the All-Cap Value Fund and the Mid-Cap Value
Fund,  including the  preparation of certain  documents.  The Company will determine a specific date for the actual  Transaction to take place.  This is called the "closing  date." If the  shareholders  of the All-Cap
Value Fund do not approve the Plan, the Transaction will not take place.

         If the  shareholders  of the  All-Cap  Value Fund  approve the Plan,  the  All-Cap  Value Fund will deliver  to the  Mid-Cap  Value  Fund  substantially  all of its assets on the  closing  date.  As a result, shareholders  of the All-Cap Value Fund will  beneficially  own shares of the Mid-Cap Value Fund that, as of the date of the  exchange,  have a value equal to the dollar  value of the assets  delivered  to the Mid-Cap
Value Fund. The stock  transfer  books of the All-Cap Value Fund will be  permanently  closed on the closing date.  Requests to transfer or redeem  assets  allocated  to the All-Cap  Value Fund may be submitted at any time before 4:00 p.m. Eastern  standard time on the closing date;  requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the All-Cap Value Fund.

Expenses of the Transaction

         The  expenses  resulting  from  the  Transaction  will  be  paid  by PI (or  its  affiliates).  The portfolio  securities of the All-Cap Value Fund will be transferred  in-kind to the Mid-Cap Value Fund prior to the restructuring of the All-Cap Value Fund's  investment  portfolio.  Accordingly,  the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction  is  intended  to  qualify  for U.S.  federal  income tax  purposes  as a tax-free reorganization  under the Code.  It is a condition to each Fund's  obligation  to complete  the  Transaction that the Funds will have  received an opinion  from  Stradley  Ronon  Stevens  & Young,  LLP,  counsel to the
Funds,  based upon  representations  made by the  All-Cap  Value Fund and the Mid-Cap  Value Fund,  and upon certain assumptions, substantially to the effect that:
1. The  acquisition  by the Mid-Cap  Value Fund of the assets of the All-Cap  Value Fund in exchange  solely for  voting  shares  of the  Mid-Cap  Value  Fund  and  the  assumption  by the  Mid-Cap  Value  Fund of the liabilities  of the All-Cap Value Fund, if any,  followed by the  distribution  of Mid-Cap Value Fund shares acquired by the All-Cap Value Fund pro rata to their shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and the Mid-Cap  Value Fund and the All-Cap Value Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
2. The  shareholders  of the All-Cap Value Fund will not recognize  gain or loss upon the exchange of all of their  shares of the All-Cap  Value Fund solely for shares of the Mid-Cap  Value Fund,  as  described  above and in the Plan;
3. No gain or loss will be  recognized  by the  All-Cap  Value Fund upon the  transfer  of its assets to the
Mid-Cap  Value Fund in exchange  solely for  Class A,  Class B,  Class C,  and Class X shares of the Mid-Cap
Value Fund and the  assumption  by the Mid-Cap Value Fund of the  liabilities  of the All-Cap Value Fund, if any. In  addition,  no gain or loss will be  recognized  by the Mid-Cap  Value Fund on the  distribution  of such shares to the shareholders of the All-Cap Value Fund in liquidation of the All-Cap Value Fund;
4. No gain or loss will be recognized by the Mid-Cap  Value Fund upon the  acquisition  of the assets of the
All-Cap  Value Fund in  exchange  solely  for shares of the  Mid-Cap  Value Fund and the  assumption  of the liabilities of the All-Cap Value Fund, if any;
5. Mid-Cap  Value Fund's basis for the assets  acquired  from the All-Cap Value Fund will be the same as the basis of these assets when held by the All-Cap Value Fund immediately  before the transfer,  and the holding period of such assets  acquired by the Mid-Cap  Value Fund will  include the holding  period of these assets when held by the All-Cap Value Fund;
6.  All-Cap  Value  Fund's  shareholders'  basis for the shares of the Mid-Cap  Value Fund to be received by them  pursuant  to the  reorganization  will be the same as their  basis in the  All-Cap  Value Fund  shares exchanged; and
7. The holding  period of the Mid-Cap  Value Fund shares to be received by the  shareholders  of the All-Cap
Value Fund will  include the holding  period of their  All-Cap  Value Fund shares  exchanged  provided  such
All-Cap Value Fund shares were held as capital assets on the date of the exchange.
         Shareholders  of the  All-Cap  Value Fund  should  consult  their tax  advisers  regarding  the tax consequences to them of the Transaction in light of their  individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S.  federal  income tax  consequences  of the  Transaction, shareholders  also should  consult  their tax advisers as to state,  local and foreign tax  consequences  to them, if any, of the Transaction.

Characteristics of the Mid-Cap Value Fund shares.

         Shares of the Mid-Cap  Value Fund will be  distributed  to  shareholders  of the All-Cap Value Fund and will have the same legal  characteristics  as the shares of the Mid-Cap  Value Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following  table sets forth, as of April 30, 2003 the  capitalization  of shares of the All-Cap
Value Fund and the Mid-Cap  Value Fund.  The table also shows the  projected  capitalization  of the Mid-Cap
Value Fund  shares as  adjusted  to give  effect to the  proposed  Transaction.  The  capitalization  of the
Mid-Cap Value Fund is likely to be different when the Transaction is consummated.

         Class A

                                            All-Cap    Value   Mid-Cap     Value                     Mid-Cap Value Fund
                                                                                                     Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       19,451,138          44,410,445                                 63,861,583

Total shares outstanding...................        2,318,314           3,263,535        (889,134)*                4,692,715

Net asset value per share..................             8.39               13.61                                      13.61

         Class B

                                                                                                     Mid-Cap Value Fund
                                            All-Cap    Value   Mid-Cap     Value                     Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       27,519,711          87,030,737                                114,550,448

Total shares outstanding...................        3,320,416           6,531,330      (1,255,922)*                8,595,824

Net asset value per share..................             8.29               13.33                                      13.33

         Class C

                                                                                                     Mid-Cap Value Fund
                                            All-Cap    Value   Mid-Cap     Value                     Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       15,313,925          34,961,172                                 50,275,097

Total shares outstanding...................        1,848,097           2,623,202        (699,265)*                3,772,034

Net asset value per share..................             8.29               13.33                                      13.33

         Class X

                                                                                                     Mid-Cap Value Fund
                                            All-Cap    Value   Mid-Cap     Value                     Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        3,894,742          16,582,979                                 20,477,721

Total shares outstanding...................          470,087           1,247,034        (177,249)*                1,539,872

Net asset value per share..................             8.29               13.30                                      13.30

*Reflects the change in shares of Gabelli All-Cap Value upon conversion to Neuberger Berman Mid-Cap Growth.

VOTING INFORMATION

         Shareholders  of record of the  All-Cap  Value Fund on the Record  Date will be entitled to vote at the  Meeting.  On the Record  Date,  there  were  __________  shares of the  All-Cap  Value Fund  issued and outstanding.

         The  presence in person or by proxy of the holders of a majority of the  outstanding  shares of the
Fund is required to constitute a quorum at the Meeting.  Shares  beneficially  held by shareholders  present in person or represented  by proxy at the Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority of the total number of shares of capital stock of the All-Cap Value Fund  outstanding  and entitled to vote is  necessary  to approve  the Plan.  Each  shareholder  will be  entitled to one vote for each full share,  and a  fractional  vote for each  fractional  share of the  All-Cap  Value Fund held at the close of business on the Record Date.

         Shares  held by  shareholders  present in person or  represented  by proxy at the  Meeting  will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under existing New York Stock  Exchange  rules,  it is not expected  that brokers will be  permitted to vote Fund shares in their  discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote.  As a result,  the Fund does not  anticipate any broker non-votes.

..........Shareholders  having  more than one  account  in the Fund  generally  will  receive a single  proxy statement and a separate  proxy card for each account.  It is important to mark,  sign,  date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments  of the  Meeting to permit  further  solicitation  of proxies.
Any such  adjournment  will require the  affirmative  vote of a majority of those shares  represented at the
Meeting  in person or by  proxy.  The  persons  named as  proxies  will  vote  those  proxies  that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not  ordinarily  hold annual  shareholders'  meetings.
The Board of Directors  may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the Investment Company Act or the Company's Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a  shareholder  may include in proxy  statements  relating to annual and other  meetings of the  shareholders  of the Company  certain  proposals for  shareholder  action which he or she intends to introduce at such  special  meetings;  provided,  among other  things,  that such proposal  is received by the Company a  reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring  before the Meeting the matter set forth in the  foregoing
Notice.  The  Directors  do not expect any other  business to be brought  before the Meeting.  If,  however, any other  matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed proxy will vote in accordance  with their  judgment.  A shareholder  executing and returning a proxy may  revoke it at any time  prior to its  exercise  by  written  notice  of such  revocation  to the
Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
                  o        By phone
                  o        Over the Internet

         If you simply  sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance  with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting instructions will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its enclosures,  but instructions also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail, or in person by officers or  representatives  of the Company.  In addition,  the Company has engaged Georgeson Shareholder  Communications,  Inc. ("Georgeson"),  a professional proxy solicitation firm, to assist in the  solicitation  of proxies.  As the Meeting  date  approaches,  you may receive a phone call from a  representative  of Georgeson if the Company has not yet received  your vote.  Georgeson  may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The All-Cap Value Fund and the Mid-Cap Value Fund are separate  series of the Company,  which is an open-end  management  investment  company  registered  with the SEC under the  Investment  Company Act. Each
Fund is, in effect,  a  separate  mutual  fund.  Detailed  information  about the  Company  and each Fund is contained  in the  Prospectus  for  the  Funds  which  is  enclosed  with  and  considered  a part  of  this
Prospectus/Proxy  Statement.  Additional  information  about the  Company  and each Fund is  included in the
Company's  SAI,  dated  March 1, 2003,  which has been filed with the SEC and is  incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Company's  Annual Report to  Shareholders  for the fiscal year ended October 31, 2002 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's Annual Report to
Shareholders  for the fiscal  year ended  October 31,  2002 by calling  1-800-752-6342  or by writing to the
Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Funds file proxy materials,  reports and other  information with the SEC in accordance with the informational  requirements  of the Securities  Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be  inspected  and  copied  at:  the SEC's  Public  Reference  Room at 450 Fifth  Street  NW,
Washington,  DC 20549,  and at the  Regional  Offices of the SEC  located in New York City at 233  Broadway,
New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that  beneficially  owns more than 5% of any class of the All-Cap Value Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

                  TBD                                     TBD                                  TBD                      TBD

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined  by the  Commission,  a security  is  beneficially  owned by a person if that  person has or shares voting power or investment power with respect to the security.

         As of the Record Date, the officers and Directors of the Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                   EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Plan of  Reorganization  by American  Skandia  Advisor  Funds,  Inc. on behalf of the ASAF
                  Gabelli All-Cap Value Fund and the ASAF Neuberger Berman Mid-Cap Value Fund

   B              Prospectus for the ASAF Gabelli  All-Cap Value Fund and the ASAF Neuberger  Berman Mid-Cap
                  Value Fund of American Skandia Advisor Funds, Inc. dated March 1, 2003 (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2003 (enclosed)

                                                 Exhibit A

                                           Plan of Reorganization

                                           PLAN OF REORGANIZATION

         THIS  PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this  ____th  day of  _____,  2003,  by
American  Skandia  Advisor Funds,  Inc. (the  "Company"),  a business trust  organized under the laws of the
State of Maryland with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484,
on behalf of the ASAF  Neuberger  Berman  Mid-Cap  Value Fund (the  "Acquiring  Fund") and the ASAF  Gabelli
All-Cap Value Fund (the  "Acquired  Fund"),  both series of the Company.  Together,  the Acquiring  Fund and
Acquired Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred  to as the  "Reorganization")  will  consist of (i) the acquisition  by the  Acquiring  Fund,  of  substantially  all of the  property,  assets and  goodwill of the
Acquired Fund and the  assumption by the Acquiring  Fund of all of the  liabilities  of the Acquired Fund in exchange  solely for full and  fractional  shares of  beneficial  interest,  par value $0.001  each,  of the
Acquiring  Fund  ("Acquiring  Fund  Shares");  (ii)  the  distribution  of  Acquiring  Fund  Shares  to  the shareholders  of the Acquired Fund according to their  respective  interests in complete  liquidation of the
Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the Company on behalf of the Acquired
Fund shall  convey,  transfer and deliver to the  Acquiring  Fund at the Closing all of the Acquired  Fund's
then  existing  assets,  free and clear of all  liens,  encumbrances,  and  claims  whatsoever  (other  than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated amount  necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated hereunder).  (ii)  discharge its unpaid  liabilities on its books at the closing date (as defined in section
3,  hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the Closing Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against  any person that may have  accrued up to and  including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring
Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund Shares") on the
Closing Date by the net asset value per share of the  Acquiring  Fund  Shares,  and  multiplying  the result thereof by the number of  outstanding  Acquired  Fund  Shares as of the close of regular  trading on the New
York Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the Closing,  the Acquired Fund shall  distribute  pro rata to its shareholders  of record as of the close of business on the Closing Date, the Acquiring Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall  terminate  and  dissolve.  Such  liquidation and  distribution  shall be  accomplished  by the  establishment  of  accounts  on the share  records of the
Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund
Shares that former Acquired Fund  shareholders  are due based on their  respective  holdings of the Acquired
Fund as of the close of business on the Closing  Date.  Fractional  Acquiring  Fund Shares  shall be carried to the third decimal  place.  The Acquiring  Fund shall not issue  certificates  representing  the Acquiring
Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the  Acquired  Fund's  Net Assets to be  transferred  to the  Acquiring  Fund hereunder  shall be  computed  as of the  close of  regular  trading  on the NYSE on the  Closing  Date (the
"Valuation Time") using the valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

         (c)      The net asset  value of a share of the  Acquired  Fund  shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

3.       Closing and Closing Date.

         The  consummation  of the  transactions  contemplated  hereby  shall take place at the Closing (the
"Closing").  The date of the Closing (the  "Closing  Date")  shall be December 31, 2003,  or such earlier or later date as  determined by the Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing  Date.  The Company on behalf of the Acquired  Fund shall have provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech
Center,  Brooklyn,  NY 11245.  Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and fractional  shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer  agent  or by its  President  or  Vice-President  to the  best of its or his or her  knowledge  and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a  confirmation  evidencing the
Acquiring  Fund Shares to be credited to the Acquired  Fund's  account on the Closing Date to the  Secretary of the Company,  or shall provide evidence  satisfactory to the Acquired Fund that the Acquiring Fund Shares have been  registered  in an account on the books of the  Acquiring  Fund in such  manner as the  Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end, management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  acquired Fund shares,  par value $0.001 each, each outstanding  share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2002,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The  Company  has the  necessary  power and  authority  to  conduct  the  Acquired  Fund's business as such business is now being conducted.

         (e)      The  Company  on  behalf of the  Acquired  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (f)      The  Acquired  Fund  does  not have  any  unamortized  or  unpaid  organizational  fees or expenses.

         (g)      The Acquired  Fund has elected to be treated as a regulated  investment  company (a "RIC")
for federal  income tax  purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as
amended  (the  "Code")  and the  Acquired  Fund has  qualified  as a RIC for each  taxable  year  since  its inception,  and will qualify as of the Closing Date. The  consummation of the  transactions  contemplated by this Plan will not cause the  Acquired  Fund to fail to satisfy  the  requirements  of  subchapter  M of the
Code.

         (h)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign
Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification Number and Certification,  for each Acquired
Fund  shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise timely  instituted the appropriate  backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The
Company is duly registered under the 1940 Act as an open-end,  management  investment company and all of the
Acquiring Fund Shares sold have been sold pursuant to an effective  registration  statement  filed under the
Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the Acquiring  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  Acquiring Fund shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions  in which the shares of the Acquired Fund are presently eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2002,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The  Company  has the  necessary  power and  authority  to conduct  the  Acquiring  Fund's business as such business is now being conducted.

         (f)      The  Company  on behalf of the  Acquiring  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal  income tax purposes under Part
I of Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date. The consummation  of the  transactions  contemplated  by this Plan will not cause the Acquiring  Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company  for each of the
Funds as of the  Valuation  Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant  to  Section 1 of this  Plan  will  accurately  reflect  the Net  Assets in the case of the
Acquired Fund and the net assets in the case of the  Acquiring  Fund,  and  outstanding  shares,  as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and  marketable  title to all of the  securities and other  assets  shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear  of all  liens or  encumbrances  of any  nature  whatsoever,  except  such  imperfections  of title or encumbrances  as do not  materially  detract  from  the  value  or use of the  assets  subject  thereto,  or materially affect title thereto.

         (c)      Except as may be disclosed in the  Company's  current  effective  prospectus,  there is no material suit,  judicial action, or legal or administrative  proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  action of the  Company's  Board of  Directors,  and this  Plan  constitutes  a valid and  binding obligation enforceable in accordance with its terms.

         (f)      The  Company  anticipates  that  consummation  of this Plan  will not cause  either of the
Funds to fail to conform to the  requirements  of Subchapter M of the Code for Federal income  taxation as a
RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company  intends to operate each Fund's  respective  business as  presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The  Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Fund.

         (d)      The  Company  intends  that,  by the  Closing,  each of the Fund's  Federal  and other tax returns  and  reports  required  by law to be filed on or before  such date shall have been  filed,  and all
Federal  and other  taxes shown as due on said  returns  shall have  either been paid or adequate  liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the shareholder  ledger  accounts,  certified by the Company's  transfer agent or its President or a
Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired Fund Shares as of the Valuation Time who are to become  shareholders  of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with  requirements  as to notice  thereof,  a Combined Proxy  Statement and  Prospectus  that complies  in all  material  respects  with the  applicable  provisions  of Section  14(a) of the  Securities
Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules and  regulations, respectively, thereunder.

         (g)      The  Company  intends  to  file  with  the  U.S.  Securities  and  Exchange  Commission  a registration  statement  on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable hereunder  ("Registration  Statements"),  and will use its best  efforts  to provide  that the  Registration
Statement  becomes  effective as promptly as practicable.  At the time the  Registration  Statement  becomes effective,  it will:  (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules  and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue  statement  of material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements therein not misleading.  At the time the Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired  Fund,  and at the Closing Date, the prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained herein  concerning the Funds shall be true and  correct as of the  Closing  with the same  effect as though  made as of and at such date;
(ii)  performance of all  obligations  required by this Plan to be performed by the Company on behalf of the
Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a  certificate  signed by the
President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan  shall  have  been  adopted  and  approved  by the  appropriate action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and Exchange  Commission  shall not have issued an  unfavorable management  report  under  Section  25(b) of the 1940 Act or  instituted  or  threatened  to  institute  any proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further, no other legal,  administrative  or other  proceeding  shall have been  instituted or threatened  that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That  the  Plan  contemplated   hereby  shall  have  been  adopted  and  approved  by  the appropriate  action  of the  shareholders  of the  Acquired  Fund at an  annual or  special  meeting  or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of distributing to shareholders  of each Fund (i) all of its ordinary  income and all of its capital  gain net income,  if any, for the period  from the close of its last  fiscal  year to the  Valuation  Time and (ii) any  undistributed ordinary  income  and  capital  gain net  income  from any prior  period.  Capital  gain net  income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens  & Young, LLP, counsel to the Company, to the effect  that,  subject in all  respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All  actions  required  to be  taken  by the  Company  and/or  Funds  to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the  execution,  delivery  nor  performance  of this Plan by the
Company violates any provision of the Company's  Amended and Restated Charter or By-laws,  or the provisions of any agreement or other  instrument  known to such counsel to which the Company is a party or by which the
Funds are  otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each
Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's  registration  statement,  of which the  prospectus  dated
March 1, 2003  relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this
Plan,  effective  under the 1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending the effectiveness of such registration  statement has been issued,  and no proceedings for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that, at the time the
Prospectus  became  effective,  or at the  time  of the  signing  of  this  Plan,  or at the  Closing,  such
Prospectus  (except for the financial  statements and other financial and statistical data included therein, as to which  counsel  need not express an opinion),  contained  any untrue  statement of a material  fact or omitted to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the  Prospectus that is not described as required.

         In giving the  opinions set forth above,  counsel may state that it is relying on  certificates  of the  officers  of the  Company  with  regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring  Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective, and no  stop  order  suspending  the  effectiveness  of the  Registration  Statement  or  any  amendment  or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring  Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net
Assets of the  Acquired  Fund  comprising  at least 90% in fair market value of the total net assets and 70%
of the fair market  value of the total gross  assets  recorded on the books of Acquired  Fund on the Closing
Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of  entering  into and  carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in  proportion  to the  Acquiring  Fund's  and  Acquired  Fund's net
assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained  in this  Plan  to the  contrary  notwithstanding,  this  Plan  may be terminated and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of an
Acquired  Fund) prior to the Closing or the Closing may be  postponed  by the Company on behalf of a Fund by resolution  of the Board of Directors,  if  circumstances  develop  that, in the opinion of the Board,  make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan have not been  consummated  by [March 1,
2004],  the Plan  shall  automatically  terminate  on that  date,  unless a later  date is  agreed to by the
Company on behalf of the relevant Funds.

         (c)      In the event of  termination  of this Plan  pursuant to the  provisions  hereof,  the same shall  become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring  Fund nor the Acquired  Fund,  nor the  directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time  prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire  with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Company  nor any of its officers,  directors,  agents or  shareholders  nor the Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision shall not protect  any  officer,  director,  agent or  shareholder  of any of the  Funds or the  Company  against  any liability to the entity for which that  officer,  director,  agent or  shareholder  so acts or to any of the
Company's shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with respect to this  Plan  shall be  issued  prior to the  Closing  and  shall  impose  any  terms or  conditions  that are determined  by action of the Board of  Directors  of the  Company  on behalf of the Funds to be  acceptable, such terms and  conditions  shall be binding as if a part of this Plan  without  further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and  conditions  shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired  Fund in which event, unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this
Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the  Acquired  Fund  shall  promptly  call a special  meeting  of  shareholders  at which  such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This  Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds and there are no agreements,  understandings,  restrictions,  or  warranties  between the parties  other than those set forth herein  or  herein  provided  for.  This  Plan may be  amended  only by the  Company  on behalf of a Fund in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior  written  consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or  permitted  by any  provision of this Plan shall be in writing  and shall be deemed to have been  given if  delivered  or  mailed,  first  class  postage  prepaid, addressed to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This  Plan  shall be  governed  by and  carried  out in  accordance  with the laws of the  State of
Maryland.

         IN WITNESS WHEREOF,  American Skandia Advisor Funds,  Inc., on behalf ASAF Neuberger Berman Mid-Cap
Value Fund and the ASAF Gabelli All-Cap Value Fund, has executed this Plan by its duly  authorized  officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF  Neuberger  Berman  Mid-Cap  Value Fund ASAF Gabelli
                                                   All-Cap Value Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

5

                                                 EXHIBIT B

                                       Prospectus dated March 1, 2003

         The  Prospectus  for the ASAF Gabelli  All-Cap  Value Fund and the ASAF  Neuberger  Berman  Mid-Cap
Value Fund of American  Skandia  Advisor Funds,  Inc. dated March 1, 2003, is part of this  Prospectus/Proxy
Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced prospectus follows.

                                                 EXHIBIT C

                                    ANNUAL REPORT dated OCOTBER 31, 2002

         The ASAF Annual Report to  Shareholders  dated  October 31, 2002, is part of this  Prospectus/Proxy
Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced annual report follows.

Logo
One Corporate Drive
PO Box 883
Shelton, CT  06484

3 EASY WAYS TO VOTE YOUR PROXY

1.  Automated Touch Tone Voting:  Call toll-free [1-888-221-0697]
     and use the control number shown.

2.  On the Internet at [______________________], look for ____________ and use the control number shown.

3.  Sign, Date and Return this proxy card using the enclosed postage paid envelope.

***    CONTROL NUMBER:  999  999  999  999  99    ***

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN  SKANDIA  ADVISOR FUNDS,  INC. (THE "COMPANY")
FOR USE AT THE SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD AT 100 MULBERRY STREET,  GATEWAY CENTER THREE, 14TH FLOOR,  NEWARK,  NEW JERSEY 07102 ON NOVEMBER
21, 2003 AT 11:00 A.M. EASTERN TIME.

The undersigned hereby appoints  ___________________,  __________, and _________ and each of them, with full power of substitution,  as proxies of the undersigned to vote at the above stated Special  Meeting,  and all adjournments  thereof,  all shares of  beneficial  interest  of the Fund  named  above held of record by the undersigned  on the record date for the  Meeting,  upon the  matters  set forth on the reverse  side of this card, and upon any other matter which may properly come before the Meeting, at their discretion.

Every  properly  signed  proxy  will be  voted  in the  manner  specified  hereon  and,  in the  absence  of specification, will be voted FOR the proposals.

Date:

Sign here exactly as name(s) appear(s) on left.

Joint owners  should each sign  personally.  If only one signs,  his or her  signature  will be binding.  If the contract  owner is a trust,  custodial  account or other entity,  the name of the trust or the custodial account  should  entered and the trustee,  custodian,  etc.  should sign in his or her own name,  indicating that he or she is  "Trustee,"  "Custodian,"  or other  applicable  designation.  If the contract  owner is a partnership,  the  partnership  should  be  entered  and the  partner  should  sign in his or her own  name, indicating that he or she is a "Partner.".

(Continued on Reverse Side)

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

1.       TO APPROVE a PLAN OF  REORGANIZATION  OF THE  company ON BEHALF OF THE ASAF  ________________  Fund
           ("_________")  AND  THE  ASAF  ______________  Fund  ("________________")  OF THE  company,  THAT
           PROVIDES  FOR THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE  ASSETS  OF the  _________  fund IN
           EXCHANGE FOR SHARES OF _________  fund, THE  DISTRIBUTION  OF SUCH SHARES TO THE  SHAREHOLDERS OF
           the __________ fund, AND THE LIQUIDATION AND DISSOLUTION OF _____________ fund.

                                    STATEMENT OF ADDITIONAL INFORMATION
                                                    FOR
                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                        Dated September _____, 2003

                                        Acquisition of the Assets of
                                    the ASAF Gabelli All-Cap Value Fund,
                              a series of American Skandia Advisor Funds, Inc.

                                    By and in exchange for shares of the
                               the ASAF Neuberger Berman Mid-Cap Value Fund,
                           also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of substantially  all of the assets of the ASAF  Gabelli  All-Cap  Value Fund for shares of the ASAF  Neuberger
Berman Mid-Cap Value Fund.

         This SAI  consists  of this Cover Page and the  following  documents.  Each of these  documents  is enclosed with and is legally considered to be a part of this SAI:

1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in  conjunction  with the  Prospectus/Proxy
Statement dated September __, 2003,  relating to the  above-referenced  transaction.  You can request a copy of the  Prospectus/Proxy  Statement by calling  1-800-752-6342 or by writing to the American Skandia Advisor
Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

13

                                      Attachments to SAI (page 1 of 2)

         The American Skandia Advisor Funds,  Inc.  Statement of Additional  Information dated March 1, 2003 is part of this SAI and will be provided  to all  shareholders  requesting  this SAI.  For  purposes of this
EDGAR  filing,  the  above-referenced  SAI is  incorporated  herein by reference to the  Company's SAI filed under Rule 497(j) on May 16, 2003.

                                      Attachments to SAI (page 2 of 2)

         The following are projected  (pro forma)  financial  statements  that were prepared to indicate the anticipated  financial  information  for the combined fund following the  completion of the  reorganization.
They consist of a Pro Forma Combining  Statement of Assets and Liabilities;  a Pro Forma Combining Statement
of  Operations;  notes  relating  to  the  combining  Statements;  and a  Combined  Pro  Forma  Schedule  of
Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF GABELLI ALL-CAP VALUE/ASAF NEUBERGER BERMAN MID-CAP VALUE
APRIL 30, 2003 (UNAUDITED)
                                                                                                                                      ASAF                  ASAF                                       ASAF                   ASAF
COMMON STOCK                                                                                                  ASAF GABELLI      NEUBERGER-BERMAN      NEUBERGER-BERMAN        ASAF GABELLI       NEUBERGER-BERMAN       NEUBERGER-BERMAN
                                                                                                             ALL-CAP VALUE       MID-CAP VALUE         MID-CAP VALUE         ALL-CAP VALUE        MID-CAP VALUE          MID-CAP VALUE
                                                                                                                SHARES              SHARES          PRO FORMA COMBINED         VALUE ($)            VALUE ($)         PRO FORMA COMBINED
Aerospace                            Boeing Co.                                                                        3,000                     -                 3,000                81,840                   -                    81,840
                                     General Dynamics Corp.                                                              800                     -                   800                49,656                   -                    49,656
                                     Lockheed Martin Corp.                                                             2,000                     -                 2,000               100,100                   -                   100,100
                                     Northrop Grumman Corp.                                                            5,600                     -                 5,600               492,520                   -                   492,520
                                     Raytheon Co.                                                                      8,000                     -                 8,000               239,440                   -                   239,440
                                     Sequa Corp. Cl-A                                                                  5,000                     -                 5,000               153,800                   -                   153,800

Automobile Manufacturers             Navistar International Corp.                                                     23,000                     -                23,000               641,700                   -                   641,700
                                     PACCAR, Inc.                                                                      4,500                     -                 4,500               262,845                   -                   262,845

Automotive Parts                     AutoNation, Inc.                                                                  4,000               252,800               256,800                55,400           3,501,280                 3,556,680
                                     BorgWarner, Inc.                                                                  5,000                     -                 5,000               293,350                   -                   293,350
                                     Dana Corp.                                                                       62,000                     -                62,000               575,980                   -                   575,980
                                     Genuine Parts Co.                                                                27,000                     -                27,000               863,190                   -                   863,190
                                     Lear Corp.                                                                            -                88,100                88,100                     -           3,501,094                 3,501,094
                                     Myers Industries, Inc.                                                           12,500                     -                12,500               125,500                   -                   125,500
                                     O' Reilly Automotive, Inc.                                                       10,000                     -                10,000               296,600                   -                   296,600

Beverages                            Coca-Cola Co.                                                                     8,000                     -                 8,000               323,200                   -                   323,200
                                     Constellation Brands, Inc. Cl-A                                                       -               125,500               125,500                     -           3,364,655                 3,364,655
                                     PepsiAmericas, Inc.                                                              90,000                     -                90,000             1,124,100                   -                 1,124,100

Broadcasting                         Gray Television, Inc. Cl-B                                                       11,000                     -                11,000               121,550                   -                   121,550
                                     Grupo Televisa SA [ADR]                                                          29,000                     -                29,000               879,860                   -                   879,860
                                     Liberty Media Corp. Cl-A                                                        127,920                     -               127,920             1,407,120                   -                 1,407,120
                                     Media General, Inc. CL-A                                                          7,000                     -                 7,000               384,720                   -                   384,720
                                     Meredith Corp.                                                                    1,500                     -                 1,500                64,830                   -                    64,830
                                     News Corp. Ltd. [ADR]                                                            34,000                     -                34,000               797,640                   -                   797,640
                                     Scripps, (E.W.) Co. CI-A                                                         21,000                     -                21,000             1,664,250                   -                 1,664,250
                                     UnitedGlobalCom, Inc. Cl-A                                                       40,000                     -                40,000               154,000                   -                   154,000

Building Materials                   American Standard Companies, Inc.                                                     -                36,400                36,400                     -           2,591,316                 2,591,316

Business Services                    Bearingpoint, Inc.                                                                    -               361,200               361,200                     -           2,951,004                 2,951,004
                                     Manpower, Inc.                                                                        -               146,300               146,300                     -           4,810,344                 4,810,344
                                     Viad Corp.                                                                            -               155,500               155,500                     -           3,127,105                 3,127,105

Cable Television                     Adelphia Communications Corp. Cl-A                                               10,000                     -                10,000                 1,800                   -                     1,800
                                     Cablevision Systems New York Group Cl-A                                          75,000                     -                75,000             1,681,500                   -                 1,681,500
                                     Comcast Corp. Cl-A                                                               25,000                     -                25,000               797,750                   -                   797,750
                                     Rogers Communications, Inc. Cl-B                                                 30,000                     -                30,000               393,600                   -                   393,600
                                     Telewest Communications PLC [ADR]                                                 3,000                     -                 3,000                23,700                   -                    23,700
                                     Young Broadcasting, Inc. Cl-A                                                    10,000                     -                10,000               168,100                   -                   168,100

Chemicals                            Great Lakes Chemical Corp.                                                       25,000                     -                25,000               614,000                   -                   614,000
                                     Hercules, Inc.                                                                   45,000                     -                45,000               456,750                   -                   456,750

Clothing  & Apparel                   Liz Claiborne, Inc.                                                                   -                98,100                98,100                     -           3,191,193                 3,191,193
                                     Payless ShoeSource, Inc.                                                              -               161,400               161,400                     -           2,559,804                 2,559,804
                                     Wolverine World Wide, Inc.                                                        2,000                     -                 2,000                36,880                   -                    36,880

Computer Hardware                    Hewlett-Packard Co.                                                              21,351                     -                21,351               348,021                   -                   348,021

Computer Services  & Software         Computer Associates International, Inc.                                               -               206,900               206,900                     -           3,360,056                 3,360,056
                                     EMC Corp.                                                                        30,000                     -                30,000               272,700                   -                   272,700
                                     Microsoft Corp.                                                                   2,000                     -                 2,000                51,140                   -                    51,140
                                     Tech Data Corp.                                                                       -                69,400                69,400                     -           1,665,600                 1,665,600

Conglomerates                        Altria Group, Inc.                                                               15,000                     -                15,000               461,400                   -                   461,400
                                     Cendant Corp.                                                                    36,600                     -                36,600               522,648                   -                   522,648
                                     Honeywell International, Inc.                                                    46,500                     -                46,500             1,097,400                   -                 1,097,400
                                     ITT Industries, Inc.                                                              2,000                     -                 2,000               116,600                   -                   116,600
                                     Johnson Controls, Inc.                                                                -                15,300                15,300                     -           1,258,272                 1,258,272
                                     Tyco International Ltd.                                                           2,000                     -                 2,000                31,200                   -                    31,200

Consumer Products  & Services         ANC Rental Corp.                                                                  5,000                     -                 5,000                   200                   -                       200
                                     Energizer Holdings, Inc.                                                         40,000                     -                40,000             1,152,800                   -                 1,152,800
                                     Gallaher Group PLC [ADR]                                                         11,000                     -                11,000               416,680                   -                   416,680
                                     Gillette Co.                                                                     30,000                     -                30,000               913,500                   -                   913,500
                                     International Flavors  & Fragrances, Inc.                                          1,000                     -                 1,000                31,780                   -                    31,780
                                     Mattel, Inc.                                                                     28,000                     -                28,000               608,720                   -                   608,720
                                     Procter  & Gamble Co.                                                             10,000                     -                10,000               898,500                   -                   898,500
                                     Rayovac Corp.                                                                     9,200                     -                 9,200                95,680                   -                    95,680
                                     Regis Corp.                                                                           -                25,300                25,300                     -             716,749                   716,749
                                     USA Interactive                                                                   1,000                     -                 1,000                29,950                   -                    29,950

Electronic Components  & Equipment    Agere Systems, Inc. Cl-A                                                            776                     -                   776                 1,389                   -                     1,389
                                     Agere Systems, Inc. Cl-B                                                         78,732                     -                78,732               134,632                   -                   134,632
                                     AMETEK, Inc.                                                                      3,000                     -                 3,000               113,100                   -                   113,100
                                     Cooper Industries Ltd. Cl-A                                                      27,000                     -                27,000             1,001,700                   -                 1,001,700
                                     CTS Corp.                                                                        40,000                     -                40,000               334,000                   -                   334,000
                                     Eastman Kodak Co.                                                                10,000                     -                10,000               299,100                   -                   299,100
                                     General Motors Corp. Cl-H                                                        30,000                     -                30,000               354,000                   -                   354,000
                                     Molex, Inc.                                                                      10,000                     -                10,000               203,000                   -                   203,000
                                     Thomas  & Betts Corp.                                                             20,000                     -                20,000               316,200                   -                   316,200
                                     Vishay Intertechnology, Inc.                                                          -               148,500               148,500                     -           1,856,250                 1,856,250

Entertainment  & Leisure              AOL Time Warner, Inc.                                                            48,000                     -                48,000               656,640                   -                   656,640
                                     Brunswick Corp.                                                                       -               124,500               124,500                     -           2,717,835                 2,717,835
                                     Disney, (Walt) Co.                                                               55,000                     -                55,000             1,026,300                   -                 1,026,300
                                     Dover Downs Gaming  & Entertainment, Inc.                                         10,000                     -                10,000                99,400                   -                    99,400
                                     Dover Motorsports, Inc.                                                           5,000                     -                 5,000                16,750                   -                    16,750
                                     Gaylord Entertainment Co. Cl-A                                                   15,600                     -                15,600               324,636                   -                   324,636
                                     World Wrestling Entertainment, Inc.                                              14,000                     -                14,000               127,120                   -                   127,120

Environmental Services               Republic Services, Inc.                                                          20,000                     -                20,000               429,200                   -                   429,200

Financial - Bank  & Trust             Bank of New York Co., Inc.                                                       16,000                     -                16,000               423,200                   -                   423,200
                                     Charter One Financial, Inc.                                                           -                95,100                95,100                     -           2,762,655                 2,762,655
                                     City National Corp.                                                                   -                39,400                39,400                     -           1,622,098                 1,622,098
                                     Comerica, Inc.                                                                        -                46,500                46,500                     -           2,023,215                 2,023,215
                                     FleetBoston Financial Corp.                                                       1,900                     -                 1,900                50,388                   -                    50,388
                                     GreenPoint Financial Corp.                                                            -                57,900                57,900                     -           2,765,304                 2,765,304
                                     North Fork Bancorporation, Inc.                                                       -               102,700               102,700                     -           3,323,372                 3,323,372
                                     Southtrust Corp.                                                                      -                95,200                95,200                     -           2,557,167                 2,557,167
                                     TCF Financial Corp.                                                                   -                71,700                71,700                     -           2,839,320                 2,839,320

Financial Services                   AMBAC Financial Group, Inc.                                                           -                51,150                51,150                     -           2,984,603                 2,984,603
                                     American Express Co.                                                             37,000                     -                37,000             1,400,820                   -                 1,400,820
                                     BKF Capital Group, Inc.                                                           3,000                     -                 3,000                50,850                   -                    50,850
                                     CIT Group, Inc.                                                                       -                99,500                99,500                     -           2,026,815                 2,026,815
                                     Doral Financial Corp.                                                                 -                24,500                24,500                     -             980,245                   980,245
                                     Federated Investors, Inc.                                                             -                63,400                63,400                     -           1,730,186                 1,730,186
                                     IndyMac Bancorp, Inc.                                                                 -               155,600               155,600                     -           3,466,768                 3,466,768
                                     J.P. Morgan Chase  & Co.                                                           7,000                     -                 7,000               205,450                   -                   205,450
                                     Lehman Brothers Holdings, Inc.                                                    2,500                     -                 2,500               157,425                   -                   157,425
                                     Mellon Financial Corp.                                                            2,000                     -                 2,000                52,900                   -                    52,900
                                     Merrill Lynch  & Co., Inc.                                                         8,600                     -                 8,600               353,030                   -                   353,030
                                     Schwab, (Charles) Corp.                                                          20,000                     -                20,000               172,600                   -                   172,600

Food                                 Campbell Soup Co.                                                                25,000                     -                25,000               550,750                   -                   550,750
                                     Dean Foods Co.                                                                        -                20,100                20,100                     -             874,953                   874,953
                                     Del Monte Foods Co.                                                              11,165                71,300                82,465                88,762             566,835                   655,597
                                     Diageo PLC [ADR]                                                                 26,000                     -                26,000             1,157,260                   -                 1,157,260
                                     Flowers Foods, Inc.                                                              24,000                     -                24,000               679,200                   -                   679,200
                                     General Mills, Inc.                                                              14,000                     -                14,000               631,540                   -                   631,540
                                     Heinz, (H.J.) Co.                                                                25,000                     -                25,000               747,000                   -                   747,000
                                     Kellogg Co.                                                                      29,000                     -                29,000               949,460                   -                   949,460
                                     McCormick  & Co., Inc.                                                            16,000                     -                16,000               396,640                   -                   396,640
                                     Ralcorp Holdings, Inc.                                                            1,000                     -                 1,000                24,900                   -                    24,900
                                     Sensient Technologies Corp.                                                      24,000                     -                24,000               530,400                   -                   530,400
                                     Weis Markets, Inc.                                                                6,000                     -                 6,000               191,760                   -                   191,760
                                     Wrigley, (Wm., Jr.) Co.                                                           6,000                     -                 6,000               340,260                   -                   340,260

Healthcare Services                  Anthem, Inc.                                                                          -                45,300                45,300                     -           3,109,392                 3,109,392
                                     DaVita, Inc.                                                                          -               151,800               151,800                     -           3,130,116                 3,130,116
                                     Laboratory Corp. of America Holdings                                                  -                95,000                95,000                     -           2,798,700                 2,798,700
                                     Lincare Holdings, Inc.                                                                -               100,000               100,000                     -           3,037,000                 3,037,000
                                     Omnicare, Inc.                                                                        -               158,700               158,700                     -           4,208,724                 4,208,724
                                     Quest Diagnostics, Inc.                                                               -                42,100                42,100                     -           2,515,475                 2,515,475
                                     Tenet Healthcare Corp.                                                                -               110,800               110,800                     -           1,644,272                 1,644,272
                                     Triad Hospitals, Inc.                                                                 -               103,800               103,800                     -           2,284,638                 2,284,638
                                     Universal Health Services, Inc. Cl-B                                                  -                55,400                55,400                     -           2,142,318                 2,142,318

Hotels  & Motels                      Hilton Hotels Corp.                                                               8,000                     -                 8,000               106,560                   -                   106,560

Industrial Products                  Crane Co.                                                                        25,000                     -                25,000               488,250                   -                   488,250
                                     Mohawk Industries, Inc.                                                               -                61,600                61,600                     -           3,416,952                 3,416,952
                                     Precision Castparts Corp.                                                        15,000                     -                15,000               415,350                   -                   415,350
                                     SPX Corp.                                                                             -                95,300                95,300                     -           3,221,140                 3,221,140

Insurance                            Alleghany Corp.                                                                   1,530                     -                 1,530               260,069                   -                   260,069
                                     Allstate Corp.                                                                    7,000                     -                 7,000               264,530                   -                   264,530
                                     Leucadia National Corp.                                                           2,000                     -                 2,000                76,200                   -                    76,200
                                     Loews Corp.                                                                           -                62,900                62,900                     -           2,595,883                 2,595,883
                                     PartnerRe Ltd.                                                                        -                72,200                72,200                     -           3,862,700                 3,862,700
                                     PMI Group, Inc.                                                                       -                95,600                95,600                     -           2,946,392                 2,946,392
                                     Principal Financial Group, Inc.                                                       -                79,600                79,600                     -           2,316,360                 2,316,360
                                     Radian Group, Inc.                                                                    -                91,200                91,200                     -           3,620,640                 3,620,640
                                     RenaissanceRe Holdings Ltd.                                                           -                83,400                83,400                     -           3,693,786                 3,693,786
                                     UnumProvident Corp.                                                               2,500                     -                 2,500                28,750                   -                    28,750
                                     Wellchoice, Inc.                                                                      -                97,600                97,600                     -           2,078,880                 2,078,880
                                     XL Capital Ltd. Cl-A                                                                  -                42,100                42,100                     -           3,464,830                 3,464,830

Machinery  & Equipment                Deere  & Co.                                                                       9,000                     -                 9,000               396,270                   -                   396,270
                                     Gencorp, Inc.                                                                    12,000                     -                12,000                91,200                   -                    91,200
                                     SPS Technologies, Inc.                                                           24,000                     -                24,000               633,120                   -                   633,120
                                     Tennant Co.                                                                       2,500                     -                 2,500                82,525                   -                    82,525

Medical Supplies  & Equipment         Apogent Technologies, Inc.                                                        5,000                     -                 5,000                85,900                   -                    85,900
                                     Baxter International, Inc.                                                        1,000                     -                 1,000                23,000                   -                    23,000
                                     Invitrogen Corp.                                                                  8,000                     -                 8,000               261,600                   -                   261,600
                                     Owens  & Minor, Inc.                                                               1,000                     -                 1,000                18,600                   -                    18,600
                                     Sybron Dental Specialties, Inc.                                                  30,000                     -                30,000               610,500                   -                   610,500

Office Equipment                     Office Depot, Inc.                                                                    -               225,000               225,000                     -           2,848,500                 2,848,500
                                     Pitney Bowes, Inc.                                                                    -                13,100                13,100                     -             459,941                   459,941

Oil  & Gas                            Apache Corp.                                                                          -                20,748                20,748                     -           1,187,823                 1,187,823
                                     Baker Hughes, Inc.                                                                2,000                     -                 2,000                56,000                   -                    56,000
                                     Devon Energy Corp.                                                                2,840                45,581                48,421               134,190           2,153,721                 2,287,911
                                     El Paso Corp.                                                                    22,000                     -                22,000               165,000                   -                   165,000
                                     ENSCO International, Inc.                                                         4,500                     -                 4,500               114,300                   -                   114,300
                                     Equitable Resources, Inc.                                                         2,000                49,000                51,000                76,840           1,882,580                 1,959,420
                                     Exxon Mobil Corp.                                                                 6,000                     -                 6,000               211,200                   -                   211,200
                                     Halliburton Co.                                                                  10,000                     -                10,000               214,100                   -                   214,100
                                     National Fuel Gas Co.                                                            20,000                     -                20,000               469,200                   -                   469,200
                                     ONEOK, Inc.                                                                       6,000                     -                 6,000               113,820                   -                   113,820
                                     Pioneer Natural Resources Co.                                                         -                96,900                96,900                     -           2,317,848                 2,317,848
                                     Questar Corp.                                                                     5,600                     -                 5,600               169,120                   -                   169,120
                                     Sunoco, Inc.                                                                          -                90,500                90,500                     -           3,367,505                 3,367,505
                                     Watts Industries, Inc.                                                           20,000                     -                20,000               327,000                   -                   327,000
                                     XTO Energy, Inc.                                                                      -                89,700                89,700                     -           1,749,150                 1,749,150

Paper  & Forest Products              International Paper Co.                                                           2,000                     -                 2,000                71,500                   -                    71,500
                                     MeadWestvaco Corp.                                                               18,000                     -                18,000               424,620                   -                   424,620
                                     Schweitzer-Mauduit International, Inc.                                            5,000                     -                 5,000               109,450                   -                   109,450

Pharmaceuticals                      Bristol-Meyers Squibb Co.                                                        26,000                     -                26,000               664,040                   -                   664,040
                                     IVAX Corp.                                                                       10,000                     -                10,000               160,700                   -                   160,700
                                     Pfizer, Inc.                                                                     12,500                     -                12,500               384,375                   -                   384,375
                                     Wyeth                                                                             2,000                     -                 2,000                87,060                   -                    87,060

Printing  & Publishing                Gemstar-TV Guide International, Inc.                                             25,000                     -                25,000               100,250                   -                   100,250
                                     Journal Register Co.                                                              9,000                     -                 9,000               159,390                   -                   159,390
                                     Knight-Ridder, Inc.                                                               8,000                     -                 8,000               516,400                   -                   516,400
                                     Nelson, (Thomas), Inc.                                                            7,500                     -                 7,500                69,375                   -                    69,375
                                     PRIMEDIA, Inc.                                                                  110,000                     -               110,000               286,000                   -                   286,000
                                     Pulitzer, Inc.                                                                   15,500                     -                15,500               722,765                   -                   722,765
                                     Readers Digest Association, Inc.                                                 17,080                     -                17,080               204,960                   -                   204,960
                                     Tribune Co.                                                                      32,000                     -                32,000             1,567,360                   -                 1,567,360
                                     Washington Post Co. Cl-B                                                            500                     -                   500               364,500                   -                   364,500

Railroads                            CSX Corp.                                                                             -                74,400                74,400                     -           2,379,312                 2,379,312

Restaurants                          Brinker International, Inc.                                                           -                60,000                60,000                     -           1,905,000                 1,905,000

Retail  & Merchandising               Foot Locker, Inc.                                                                     -               311,200               311,200                     -           3,423,200                 3,423,200
                                     May Department Stores Co.                                                             -                82,800                82,800                     -           1,790,136                 1,790,136
                                     Pier 1 Imports, Inc.                                                                  -               120,000               120,000                     -           2,227,200                 2,227,200
                                     The Neiman Marcus Group, Inc. Cl-A                                               22,000                     -                22,000               705,100                   -                   705,100

Semiconductors                       Texas Instruments, Inc.                                                          46,000                     -                46,000               850,540                   -                   850,540

Telecommunications                   Alltel Corp.                                                                      9,000                     -                 9,000               421,740                   -                   421,740
                                     AT &T Corp.                                                                       18,000                     -                18,000               306,900                   -                   306,900
                                     AT &T Wireless Services, Inc.                                                     80,000                     -                80,000               516,800                   -                   516,800
                                     BroadWing, Inc.                                                                 135,000                     -               135,000               625,050                   -                   625,050
                                     BT Group PLC [ADR]                                                               10,000                     -                10,000               290,700                   -                   290,700
                                     CenturyTel, Inc.                                                                 20,000                     -                20,000               589,000                   -                   589,000
                                     Corning, Inc.                                                                   155,000                     -               155,000               840,100                   -                   840,100
                                     Deutsche Telekom AG [ADR]                                                        22,001                     -                22,001               294,813                   -                   294,813
                                     France Telecom SA [ADR]                                                           6,000                     -                 6,000               139,680                   -                   139,680
                                     Lucent Technologies, Inc.                                                       217,000                     -               217,000               390,600                   -                   390,600
                                     MMO2 PLC [ADR]                                                                   80,000                     -                80,000               708,800                   -                   708,800
                                     Motorola, Inc.                                                                   25,000                     -                25,000               197,750                   -                   197,750
                                     Nextel Communications, Inc. Cl-A                                                 70,000                     -                70,000             1,035,301                   -                 1,035,301
                                     Ntl Europe, Inc.                                                                    297                     -                   297                    18                   -                        18
                                     Ntl, Inc.-Warrants                                                                  347                     -                   347                   312                   -                       312
                                     Price Communications Corp.                                                       10,000                     -                10,000               122,100                   -                   122,100
                                     Qwest Communications International, Inc.                                        150,000                     -               150,000               565,500                   -                   565,500
                                     Rogers Wireless Communications, Inc. Cl-B                                        25,000                     -                25,000               324,000                   -                   324,000
                                     Rural Cellular Corp.                                                             27,000                     -                27,000                32,400                   -                    32,400
                                     Sprint Corp.                                                                     60,000                     -                60,000               690,600                   -                   690,600
                                     Sprint Corp. (PCS Group)                                                         50,000                     -                50,000               175,000                   -                   175,000
                                     Telephone  & Data Systems, Inc.                                                   15,000                     -                15,000               646,350                   -                   646,350
                                     United States Cellular Corp.                                                     12,000                     -                12,000               288,600                   -                   288,600
                                     Verizon Communications, Inc.                                                     20,000                     -                20,000               747,600                   -                   747,600
                                     Western Wireless Corp. Cl-A                                                      10,000                     -                10,000                61,200                   -                    61,200

Transportation                       GATX Corp.                                                                       27,000                     -                27,000               508,680                                       508,680
                                     Teekay Shipping Corp.                                                                 -                68,000                68,000                     -           2,580,600                 2,580,600

Utilities                            Allegheny Energy, Inc.                                                           10,000                     -                10,000                83,000                   -                    83,000
                                     Aquila, Inc.                                                                     12,000                     -                12,000                33,360                   -                    33,360
                                     CH Energy Group, Inc.                                                             2,900                     -                 2,900               121,945                   -                   121,945
                                     Cinergy Corp.                                                                     8,100                     -                 8,100               276,534                   -                   276,534
                                     Cleco Corp.                                                                       5,600                     -                 5,600                84,000                   -                    84,000
                                     Constellation Energy Group, Inc.                                                 22,000                     -                22,000               644,160                   -                   644,160
                                     DQE, Inc.                                                                        35,000                     -                35,000               476,000                   -                   476,000
                                     DTE Energy Co.                                                                    2,001                     -                 2,001                80,680                   -                    80,680
                                     El Paso Electric Co.                                                             20,000                     -                20,000               226,800                   -                   226,800
                                     Energy East Corp.                                                                     -                45,200                45,200                     -             823,544                   823,544
                                     Entergy Corp.                                                                         -                18,600                18,600                     -             866,946                   866,946
                                     Exelon Corp.                                                                      2,000                49,762                51,762               106,080           2,639,376                 2,745,456
                                     FPL Group, Inc.                                                                       -                14,600                14,600                     -             888,702                   888,702
                                     Great Plains Energy, Inc.                                                         8,800                     -                 8,800               230,296                   -                   230,296
                                     Mirant Corp.                                                                     65,000                     -                65,000               215,150                   -                   215,150
                                     NiSource, Inc.                                                                    4,000                     -                 4,000                75,600                   -                    75,600
                                     NUI Corp.                                                                         2,400                     -                 2,400                33,768                   -                    33,768
                                     Pepco Holdings, Inc.                                                                  -                76,200                76,200                     -           1,309,116                 1,309,116
                                     PPL Corp.                                                                             -                32,200                32,200                     -           1,165,640                 1,165,640
                                     Public Service Enterprise Group, Inc.                                             3,000                     -                 3,000               115,410                   -                   115,410
                                     Sierra Pacific Resources                                                         40,000                     -                40,000               147,600                   -                   147,600
                                     SJW Corp.                                                                         1,500                     -                 1,500               126,750                   -                   126,750
                                     Teco Energy, Inc.                                                                35,000                     -                35,000               377,650                   -                   377,650
                                     UIL Holdings Corp.                                                                2,000                     -                 2,000                72,220                   -                    72,220
                                     Unisource Energy Corp.                                                            3,000                     -                 3,000                53,490                   -                    53,490
                                     Westar Energy, Inc.                                                              48,000                     -                48,000               674,880                   -                   674,880
                                     Wisconsin Energy Corp.                                                           12,300                     -                12,300               323,859                   -                   323,859
                                     Xcel Energy, Inc.                                                                20,000                     -                20,000               270,400                   -                   270,400

TOTAL COMMON STOCK
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
   (COST $74,967,461, $163,698,278,  & $238,665,739 RESPECTIVELY)                                                   3,990,540             6,237,141            10,227,681            65,678,757         165,750,131               231,428,888
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

FOREIGN STOCK
Medical Supplies  & Equipment         Mettler-Toledo International, Inc. -- (CHF)                                           -                56,300                56,300                     -           1,998,650                 1,998,650

Oil  & Gas                            Talisman Energy, Inc. -- (CAD)                                                        -                63,600                63,600                     -           2,537,004                 2,537,004

Railroads                            Canadian National Railway Co. -- (CAD)                                                -                48,700                48,700                     -           2,368,281                 2,368,281
TOTAL FOREIGN STOCK
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
   (COST $0, $6,714,359,  & $6,714,359 RESPECTIVELY)                                                                        -               168,600               168,600                     -           6,903,935                 6,903,935
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
Registered Investment Companies
                                     Temporary Investment Cash Fund                                                  219,482             9,174,075             9,393,557               219,482           9,174,075                 9,393,557
                                     Temporary Investment Fund                                                       219,481                     -               219,481               219,481                   -                   219,481
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                         438,963             9,174,075             9,613,038               438,963           9,174,075                 9,613,038
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
   (COST $438,963, $9,174,075,  & $9,613,038 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
Certificates of Deposits
                                     American Express Centurion                    1.34%         1/27/2004               379                 1,275                 1,654               379,489           1,275,082                 1,654,571
                                     Bear Stearns Co., Inc.                        1.37%         1/16/2004             1,212                 2,168                 3,380             1,212,481           2,168,481                 3,380,962
                                     Bear Stearns Co., Inc.                        1.43%         1/15/2004                96                   172                   268                95,691             172,245                   267,936
                                     Dresdner Bank                                 1.78%         10/6/2003                30                 3,363                 3,393                29,712           3,363,388                 3,393,100
                                     Goldman Sachs Group, Inc.                     1.30%          3/8/2004               120                    30                   150               119,567              29,593                   149,160
                                     KBC Bank                                      1.26%          5/1/2003               982                 1,462                 2,444               981,979           1,461,700                 2,443,679
                                     Merrill Lynch  & Co., Inc.                     1.48%          5/1/2003             3,000                 2,067                 5,067             3,000,411           2,066,683                 5,067,094
                                     Morgan Stanley Dean Witter Corp.              1.33%         11/7/2003             1,608                 2,576                 4,184             1,607,912           2,575,833                 4,183,745
                                     Morgan Stanley Dean Witter Corp.              1.59%        11/10/2003               611                     -                   611               610,582                   -                   610,582
                                     National City Bank                            1.59%        11/10/2003                 -                 6,442                 6,442                     -           6,441,686                 6,441,686
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,038                19,555                27,593             8,037,824          19,554,691                27,592,515
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Commercial Paper
                                     Concord Minutemen Capital                     1.27%         5/15/2003               396                     -                   396               396,205                   -                   396,205
                                     Enterprise Funding Corp.                      1.27%         5/15/2003               750                   235                   985               750,214             235,091                   985,305
                                     Fairway Finance Corp.                         1.27%         5/15/2003               155                     -                   155               154,779                   -                   154,779
                                     Lexington Parker Capital Corp.                1.27%         5/22/2003               276                     -                   276               276,042              90,878                   366,920
                                     Sheffield Receivables Corp.                   1.27%         5/20/2003                 -                 3,401                 3,401                     -           3,401,023                 3,401,023
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,577                 3,636                 5,213             1,577,240           3,726,992                 5,304,232
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                     Institutional Money Market Trust                                                  8,538                 4,937                13,475             8,537,504           4,936,980                13,474,484
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
(COST $18,152,568, $28,218,663,  & $46,371,231 RESPECTIVELY)                                                           18,153                28,128                46,281            18,152,568          28,218,663                46,371,231
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Total Investments
   (COST $93,558,992, $207,805,375,  & $301,364,367 RESPECTIVELY)                                                                                                                    84,270,288         210,046,804               294,317,092

Liabilities in Excess of Other Assets                                                                                                                                              (18,090,772)        (27,061,471)              (45,152,243)

                                                                                                                                                                         --------------------------------------------------------------------
Net Assets                                                                                                                                                                        $ 66,179,516       $ 182,985,333             $ 249,164,849
                                                                                                                                                                         --------------------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 --------------------------------------------------------------------
                                                                                                                                                       Pro Forma
                                                                                                                         ASAF                         Combined ASAF
                                                                                                  ASAF Gabelli         Neuberger Berman               Neuberger-Berman
                                                                                                  All-Cap Value          Mid-Cap Value  Adjustments    Mid-Cap Value
                                                                                                ----------------------------------------------------  ---------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)                    84,270,288  $      210,046,804 $             $ 294,317,092
    Cash                                                                                                         -           1,523,129                   1,523,129
    Receivable for:
        Securities sold                                                                                    235,411             504,655                     740,066
        Dividends and interest                                                                              87,876              81,172                     169,048
        Future Variation Margin                                                                                  -                   -                           -
        Fund shares sold                                                                                    48,817             235,378                     284,195
    Unrealized appreciation on foreign curreny exchange contracts                                                -                   -                           -
    Receivable from Investment Manager                                                                           -                   -                           -
    Prepaid Expenses                                                                                        21,867              25,601                      47,468
                                                                                                 -----------------   -----------------  ------------  ------------
        Total Assets                                                                                    84,664,259         212,416,739             -   297,080,998
                                                                                                 ------------------   -----------------  ------------  ------------

Liabilities
    Cash overdraft                                                                                               -                   -                           -
    Payable to Investment Manager                                                                           27,999             100,766                     128,765
    Payable upon return of securities lent                                                              18,152,568          28,218,663                  46,371,231
    Payable for:
        Securities purchased                                                                               107,077             542,045                     649,122
        Fund shares redeemed                                                                                69,438             258,857                     328,295
        Futures Variation Margin                                                                                 -                   -                           -
        Distribution Fees                                                                                   44,215             127,894                     172,109
    Accrued expenses and other liabilities                                                                  83,446             183,181                     266,627
                                                                                                 -----------------   -----------------  ------------  ------------
        Total Liabilities                                                                               18,484,743          29,431,406             -    47,916,149
                                                                                                 ------------------   -----------------  ------------  ------------
Net Assets                                                                                              66,179,516  $      182,985,333             - $ 249,164,849
                                                                                                 ==================   =================  ============  ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                                          7,957  $           13,665 $             $      21,622
Additional paid-in capital                                                                              84,979,854         187,373,621                 272,353,475
Undistributed net investment income (loss)                                                                (113,773)           (912,909)                 (1,026,682)
Accumulated net realized gain (loss) on investments                                                     (9,405,818)         (5,730,473)                (15,136,291)
Accumulated net unrealized appreciation (depreciation) on investments                                   (9,288,704)          2,241,429                  (7,047,275)
                                                                                                 ------------------   -----------------  ------------  ------------
Net Assets                                                                                              66,179,516  $      182,985,333             - $ 249,164,849
                                                                                                 ==================   =================  ============  ============
(A) Investments at cost                                                                                 93,558,992  $      207,805,375             - $ 301,364,367
                                                                                                 ==================   =================  ============  ============
(B) Securities Loaned at Value                                                                          17,380,641  $       27,044,760             -    44,425,401
                                                                                                 ==================   =================  ============  ============

                                                                                                                                                          Pro Forma
                                                                                                                             ASAF                         Combined ASAF
                                                                                                     ASAF Gabelli       Neuberger Berman                  Neuberger-Berman
                                                                                                     All-Cap Value        Mid-Cap Value    Adjustments    Mid-Cap Value
                                                                                                 ----------------------------------------------------  ---------------
                                                                       NET ASSET VALUE:
                                                                           Class A:  Net Assets         19,451,138          44,410,445                  63,861,583
                                                                              Shares Outstanding         2,318,314           3,263,535      (889,134)*   4,692,715
                                                                              Net Asset Value
                                                                              Per Share                       8.39               13.61                       13.61

                                                                           Class B:  Net Assets         27,519,711          87,030,737                 114,550,448
                                                                              Shares Outstanding         3,320,416           6,531,330    (1,255,922)*   8,595,824
                                                                              Net Asset Value
                                                                              Per Share                       8.29               13.33                       13.33

                                                                           Class C:  Net Assets         15,313,925          34,961,172                  50,275,097
                                                                              Shares Outstanding         1,848,097           2,623,202      (699,265)*   3,772,034
                                                                              Net Asset Value
                                                                              Per Share                       8.29               13.33                       13.33

                                                                           Class X:  Net Assets           3,894,742          16,582,979                  20,477,721
                                                                              Shares Outstanding            470,087           1,247,034      (177,249)*   1,539,872
                                                                              Net Asset Value
                                                                              Per Share                        8.29               13.30                       13.30

*Reflects the change in shares of Gabelli All-Cap Value upon conversion to
Neuberger Berman Mid-Cap Value.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                     Pro Forma
                                                                                           ASAF                                    Combined ASAF
                                                                   ASAF Gabelli         Neuberger Berman                         Neuberger-Berman
                                                                   All-Cap Value          Mid-Cap Value     Adjustments            Mid-Cap Value
                                                                       ----------------------------------------------------           ------------
Investment Income
            Interest                                                $      (56,467)         $    (24,896)                          $     (81,363)
            Dividends                                                    1,343,824             2,477,109                               3,820,933
            Security Lending                                                30,623                55,532                                  86,155
            Foreign taxes withheld                                         (13,327)               (8,782)                                (22,109)
                                                                      -------------           -----------                            ------------
                                                                                                           ---------------
                    Total Investment Income                              1,304,653             2,498,963                -              3,803,616
                                                                      -------------           -----------  ---------------           ------------

Expenses
            Advisory fees                                                  664,734             1,829,806          (35,007)(a)          2,459,533
            Shareholder servicing fees                                     390,331               869,693           (6,638)(b)          1,253,386
            Administration and accounting fees                              67,955               149,811          (45,988)(c)            171,778
            Custodian fees                                                  (1,592)               (2,323)             883 (d)             (3,032)
            Distribution Fees - Class A                                     93,173               235,188                                 328,361
            Distribution Fees - Class B                                    301,331               995,477                               1,296,808
            Distribution Fees - Class C                                    170,981               387,105                                 558,086
            Distribution Fees - Class X                                     41,056               180,143                                 221,199
            Legal Fees                                                       2,813                 7,812                                  10,625
            Audit Fees                                                       6,751                19,791           (1,013)(e)             25,529
            Directors Fees                                                   4,307                12,877                                  17,184
            Registration Fees                                               52,766                68,735          (48,545)(f)             72,956
            Printing and Postage Expenses                                   56,855               166,530           (2,843)(g)            220,542
            Pricing Fees                                                    16,983                 3,936          (16,983)(h)              3,936
            Miscellaneous expenses                                           7,212                14,797                                  22,009
                                                                      -------------           -----------  ---------------           ------------
                    Total Expenses                                       1,875,656             4,939,378         (156,134)             6,658,900
                    Less: Expense Reimbursements                          (324,423)             (396,778)         156,134 (i)           (565,067)
                                                                      -------------           -----------  ---------------           ------------
                    Net Expenses                                         1,551,233             4,542,600                -              6,093,833
                                                                      -------------           -----------  ---------------           ------------

Net Investment Income (Loss)                                              (246,580)           (2,043,637)               -             (2,290,217)
                                                                      -------------           -----------  ---------------           ------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                                (8,171,495)           (9,966,035)                            (18,137,530)
              Futures Contracts                                                  -                     -                                       -
              Written Options Contracts                                          -                     -                                       -
              Swap Agreements                                                    -                     -                                       -
               Foreign currency transactions                                     -                     -                                       -
                                                                                              -----------
                                                                      -------------                        ---------------           ------------
            Net Realized Gain (Loss)                                    (8,171,495)           (9,966,035)                            (18,137,530)
                                                                      -------------           -----------  ---------------           ------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                               (6,862,513)           (22,723,804)                           (29,586,317)
               Futures Contracts                                                 -                     -                                       -
               Written Options Contracts                                         -                     -                                       -
               Swap Agreements                                                   -                     -                                       -
               Translation of assets and liabilities denominated                 -                     -                                       -
                 in foreign currencies                                           -                     -                                       -
                                                                                              -----------                            ------------
                                                                      -------------                        ---------------
            Net change in unrealized appreciation (depreciation)        (6,862,513)           (22,723,804)                           (29,586,317)
                                                                      -------------           -----------  ---------------           ------------
                                                                                                           ---------------
            Net gain (loss) on investments                             (15,034,008)           (32,689,839)                           (47,723,847)
                                                                      -------------           -----------  ---------------           ------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                       $  (15,280,588)         $ (34,733,476)              -          $ (50,014,064)
                                                                      =============           ===========  ===============           ============

-------------------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects savings in advisory fees from the lower advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Gabelli All-Cap Value Fund  and the
ASAF Neuberger Berman Mid-Cap Value Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Neuberger Berman Mid-Cap Value Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Neuberger Berman Mid-Cap Value Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                       AMERICAN SKANDIA ADVISOR FUNDS
                                     FILE NOS. 333__________ & 811-08085

                                                 FORM N-14

                                                   PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section   2-418  of  the  General   Corporation   Law  of  the  State  of  Maryland   provides  for
indemnification  of officers,  directors,  employees and agents of a Maryland  corporation.  With respect to indemnification  of the officers and directors of the Registrant,  and of other employees and agents to such extent as shall be  authorized by the Board of Directors or the By-laws of the  Registrant  and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation
and Article V of the Registrant's By-laws, both filed herewith.

         With  respect to liability of the  Investment  Manager to  Registrant  or to  shareholders  of ASAF
Gabelli All-Cap Value Fund under the Investment  Management  Agreements,  reference is made to Section 13 of each form of Investment Management Agreement filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the
Investment  Manager,  any affiliated person within the meaning of Section 2(a)(3) of the Investment  Company
Act of 1940, as amended (the "ICA"),  of the  Investment  Manager and each person,  if any, who controls the
Investment  Manager  within  the  meaning  of Section  15 of the 1933 Act,  as  amended  (the  "1933  Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification  of American  Skandia  Marketing,  Incorporated  (the
"Distributor"),  its officers and directors and any person who controls the  Distributor  within the meaning of Section 15 of the 1933 Act,  and the  Distributor's  indemnification  of  Registrant,  its  officers  and directors and any person who controls  Registrant,  if any, within the meaning of the 1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed document  indicated  below, except Exhibits 12(A) and 14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of Registrant as filed on March 10, 1997 and Articles of  Amendment  of  Registrant  dated  November  11,  2002  previously  filed with
                           Post-Effective  Amendment No. 23 to Registration  Statement filed on Form N-1A on
                           December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant  previously filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the  agreement  of  acquisition,  reorganization,  merger,  liquidation  and any amendments to it;

                  (A)        The Plan of  Reorganization  is  included  in this  registration  statement  as
                             Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies  of all  instruments  defining  the  rights  of  holders  of the  securities  being
                  registered  including,   where  applicable,  the  relevant  portion  of  the  articles  of incorporation or by-laws of the Registrant;

                  (A)        Articles  of   Incorporation   and  By-laws  of  the   Registrant   filed  with
                  Post-Effective  Amendment No. 23 to Registration  Statement filed on Form N-1A on December
                  26, 2002.

         (6)      Copies of all investment  advisory  contracts  relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of
     Prudential Investments LLC, and American Skandia Investment Services, Inc. for the ASAF Neuberger
     Berman Mid-Cap Value Fund was previously filed with Post-Effective Amendment No. 25 to Registration
     Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between American Skandia Advisor Funds,  Inc.,
                           and  each  of  Prudential   Investments  LLC,  and  American  Skandia  Investment
                           Services,  Inc.  for the ASAF Gabelli  All-Cap  Value Fund was  previously  filed with  Post-Effective  Amendment No. 25 to  Registration  Statement  filed on Form
                           N-1A on May 9, 2003.

                  (C)      Sub-Advisory    Agreement   between   American   Skandia   Investment   Services,
                           Incorporated  and  Prudential  Investments  LLC and Neuberger  Berman  Management
                           Inc..  for the ASAF  Neuberger  Berman  Mid-Cap Value Fund was  previously  filed with  Post-Effective  Amendment No. 25 to  Registration  Statement  filed on Form
                           N-1A on May 9, 2003.

                  (D)      Sub-Advisory    Agreement   between   American   Skandia   Investment   Services,
                           Incorporated  and Prudential  Investments LLC and GAMCO  Investors,  Inc. for the
                           ASAF  Gabelli  All-Cap  Value  Fund  was  previously  filed  with  Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies  of each  underwriting  or  distribution  contract  between  the  Registrant  and a principal  underwriter,  and  specimens  or copies  of all  agreements  between  principal underwriters and dealers;

                  (A)      Form of  Sales  Agreement  with  American  Skandia  Marketing,  Incorporated  was previously filed with  Post-Effective  Amendment No. 3 to Registration  Statement
                           filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the  benefit of  trustees  or  officers  of the  Registrant  in their capacity as such.  Furnish a reasonably  detailed  description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements  and depository  contracts  under Section 17(f) of the
                  1940  Act  for  securities  and  similar  investments  of the  Registrant,  including  the schedule of remuneration;

(A)      Form  of  Custody   Agreement   between   Registrant  and  PNC  Bank  was  previously   filed  with
                           Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on
                           June 4, 1997.

(B)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with
                           Post-Effective  Amendment No. 3 to  Registration  Statement filed on Form N-1A on
                           June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust  Company was  previously filed with  Post-Effective  Amendment No. 2 to  Registration  Statement  filed on
                           Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan
                           Bank was previously  filed with  Post-Effective  Amendment No. 15 to Registration
                           Statement filed on Form N-1A on July 16, 2001.

(E)      Form of  Amendment  to Custody  Agreement  between  Registrant  and PFPC Trust  Company  filed with
                           Post-Effective  Amendment  No. 10  Registration  Statement  filed on Form N-1A on
                           March 2, 2000.

(F)      Form of Transfer  Agency and  Service  Agreement  between  Registrant  and  American  Skandia  Fund
                           Services,  Inc was  previously  filed  with  Post-Effective  Amendment  No. 17 to
                           Registration Statement filed on Form N-1A on October 11, 2001.

(G)      Form of Sub-transfer  Agency and Service  Agreement  between American  Skandia Fund Services,  Inc.
                           and   Boston   Financial   Data   Services,   Inc  was   previously   filed  with
                           Post-Effective  Amendment No. 20 to Registration  Statement filed on Form N-1A on
                           March 1, 2002.

         (10)     Copies of any plan  entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to  implementation  of the plan, and copies of any plan  entered  into by  Registrant  pursuant  to Rule  18f-3  under the 1940 Act,  any agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy  of the  portion  of the  minutes  of the  meeting  of the  Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan for Class A Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan for Class B Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (C)        Form of  Distribution  and  Service  Plan for Class C Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan for Class X Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective Amendment No. 2 to Registration Statement filed on Form
                             N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the securities  being  registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion  and  consent  of  counsel  was  previously  filed  with   Post-Effective
                           Amendment  No. 24 to  Registration  Statement  filed on Form N-1A on February 28,
                           2003.

         (12)     An opinion,  and  consent to their use,  of counsel  or, in lieu of an opinion,  a copy of the revenue  ruling from the  Internal  Revenue  Service,  supporting  the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting  Tax Matters and  Consequences
                           to Shareholders is filed herewith as Exhibit 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc.  was  previously  filed with
                           Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on
                           June 4, 1997.

(B)      Form of  Administration  Agreement  between  Registrant and American Skandia  Investment  Services,
                           Incorporated   previously   filed  with   Post-Effective   Amendment  No.  12  to
                           Registration Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings,  and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is to be filed subsequently.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney  previously  filed with  Post-Effective  Amendment  No. 25 to
                            Registration Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of August, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                        8/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    8/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         8/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    8/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    8/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    8/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    8/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    8/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    8/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    8/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    8/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                      AMERICAN SKANDIA ADVISOR FUNDS
                                    REGISTRATION STATEMENT ON FORM N-14
                                               EXHIBIT INDEX

              EXHIBIT NO.  DESCRIPTION

                  (12)(A)           Form of Opinion and Consent of Counsel Supporting Tax Matters and
                                    Consequences to Shareholders

                  (14)(A)           Consent of Auditors       to be filed subsequently

                                              Exhibit (12)(A)

       Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders